UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4 /30 /11

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Diversified Global Fund

SEMIANNUAL REPORT April 30, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified Global Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified Global Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global and U.S. economies.A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in the United States and most of the world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets around the world have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, U.S. equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a double-dip recession.

We expect the U.S. economy to continue to expand at a moderate rate, which generally should be good for stocks. However, in the wake of recent gains we believe that selectivity will become more impor-tant.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Richard B. Hoey,A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Diversified Global Fund’s Class A shares produced a total return of 13.05%, Class C shares returned 12.58% and Class I shares returned 13.21%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International (MSCI) World Index (the “Index”), produced a total return of 14.75% for the same period.2

Stocks in the world’s developed markets generally rallied over the reporting period as an economic recovery gained momentum, while the emerging markets advanced to a lesser extent.The fund’s returns were lower than the MSCI World Index, primarily due to relative strength among lower-quality, growth-oriented stocks that did not meet the investment criteria employed by our underlying mutual funds.

The Board of Directors has approved the liquidation of the fund, effective on or about June 22, 2011.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation.To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by U.S. and foreign companies. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of April 30, 2011, the fund’s assets were allocated as follows:

Underlying Funds	(%)
Global Stock Fund	33
Dreyfus Worldwide Growth Fund	32
Dreyfus Global Equity Income Fund	20
Dreyfus Global Sustainability Fund	15

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Greater Economic Confidence Fueled a Market Rally

The reporting period began soon after a dramatic upturn in global investor sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy. The Federal Reserve Board’s signal of a renewed commitment to spurring economic growth convinced many investors that a double-dip recession was unlikely for the worldwide economy. A more optimistic investment outlook subsequently was reinforced by better-than-expected economic data in Europe, as well as robust corporate earnings growth across a number of regions and industry groups.

Greater clarity regarding U.S. fiscal and tax policies after the national midterm elections in November also supported global investor sentiment. In addition, mounting inflation worries in the world’s emerging markets prompted investors to turn more of their focus to developed markets in Europe and the United States.

The global stock market rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices, and again in March when a devastating earthquake and tsunami in Japan threatened one of the world’s largest economies. However, most stock markets proved resilient, recovering quickly from these temporary setbacks. Stocks at the lower end of the large-cap range generally fared better than their mega-cap counterparts.

Quality and Value Biases Dampened Relative Performance

Although the underlying mutual funds in which Dreyfus Diversified Global Fund invests participated in the global stock markets’ gains to a significant degree, their preference for larger, well-established companies prevented them from matching the benchmark’s results. Instead, the MSCI World Index was led by more speculative companies at the lower end of the markets’ capitalization range. In addition, when considered as a group the underlying funds placed greater emphasis on value-oriented stocks rather than the growth-oriented companies that led the market rally during the reporting period, which contributed to underperformance.

Dreyfus Worldwide Growth Fund fared particularly well, outpacing the MSCIWorld Index on the strength of a substantially overweighted position in the energy sector, which benefited from rising oil and gas prices.

4

Dreyfus Global Sustainability Fund also produced higher returns than the benchmark, largely due to successful stock selections among European insurance companies, U.S. technology and health care companies, and Japanese industrial companies. However, the above-average returns generated by these funds were offset by lagging relative results from other underlying mutual funds. Dreyfus Global Equity Income was hurt by its relatively cautious positioning in the industrials and telecommunications services sectors, and Global Stock Fund was undermined during the lower-quality rally by its conservative management style and a correspondingly defensive investment posture.

The Dreyfus Investment Committee made no changes to the fund’s allocation strategy during the reporting period.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying
funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
The fund’s international investments will be influenced by political, social and economic factors affecting investments in foreign companies, including exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Because an underlying fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries.The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2012. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe,Australia, New Zealand and the Far East.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified Global Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$4.07	$8.01	$2.75
Ending value (after expenses)	$1,130.50	$1,125.80	$1,132.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$3.86	$7.60	$2.61
Ending value (after expenses)	$1,020.98	$1,017.26	$1,022.22

† Expenses are equal to the fund’s annualized expense ratio of .77% for Class A, 1.52% for Class C and .52%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Registered Investment Companies—98.2%	Shares	Value ($)
Dreyfus Global Equity Income Fund, Cl. I	11,048[a]	118,540
Dreyfus Global Sustainability Fund, Cl. I	5,293[a]	88,976
Dreyfus Worldwide Growth Fund, Cl. I	4,058[a]	182,875
Global Stock Fund, Cl. I	13,127[a]	192,440
Total Investments (cost $459,281)	98.2%	582,831
Cash and Receivables (Net)	1.8%	10,789
Net Assets	100.0%	593,620
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
		Value (%)
Mutual Funds: Foreign		98.2
† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)		459,281	582,831
Cash			9,080
Prepaid expenses			25,195
Due from The Dreyfus Corporation and affiliates—Note 2(c)			3,114
			620,220
Liabilities ($):
Accrued expenses			26,600
Net Assets ($)			593,620
Composition of Net Assets ($):
Paid-in capital			455,812
Accumulated undistributed investment income—net			6,655
Accumulated net realized gain (loss) on investments			7,603
Accumulated net unrealized appreciation
(depreciation) on investments			123,550
Net Assets ($)			593,620

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	452,063	70,471	71,086
Shares Outstanding	25,557	4,026	4,026
Net Asset Value Per Share ($)	17.69	17.50	17.66

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	9,165
Expenses:
Registration fees	19,838
Auditing fees	18,721
Prospectus and shareholders’ reports	4,230
Shareholder servicing costs—Note 2(c)	1,445
Custodian fees—Note 2(c)	1,224
Directors’ fees and expenses—Note 2(d)	248
Distribution fees—Note 2(b)	243
Miscellaneous	6,578
Total Expenses	52,527
Less—reduction in expenses due to undertaking—Note 2(a)	(50,250)
Less—reduction in fees due to earnings credits—Note 2(c)	(3)
Net Expenses	2,274
Investment Income—Net	6,891
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments in affiliated issuers	2,358
Capital gain distributions from affilaited issuers	10,628
Net Realized Gain (Loss)	12,986
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	49,529
Net Realized and Unrealized Gain (Loss) on Investments	62,515
Net Increase in Net Assets Resulting from Operations	69,406

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	6,891	4,736
Net realized gain (loss) on
investments in affilaited issuers	12,986	(2,728)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	49,529	53,294
Net Increase (Decrease) in Net Assets
Resulting from Operations	69,406	55,302
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(6,104)	—
Class C Shares	(564)	—
Class I Shares	(1,325)	—
Net realized gain on investments:
Class A Shares	—	(2,219)
Class C Shares	—	(505)
Class I Shares	—	(388)
Total Dividends	(7,993)	(3,112)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	75,268	166,705
Class C Shares	—	18,018
Class I Shares	—	8,282
Dividends reinvested:
Class A Shares	3,752	2,219
Class C Shares	—	505
Class I Shares	158	388
Cost of shares redeemed:
Class A Shares	(69,801)	(101,727)
Class C Shares	—	(18,488)
Class I Shares	(9,158)	—
Increase (Decrease) in Net Assets
from Capital Stock Transactions	219	75,902
Total Increase (Decrease) in Net Assets	61,632	128,092
Net Assets ($):
Beginning of Period	531,988	403,896
End of Period	593,620	531,988
Undistributed investment income—net	6,655	7,757

10

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	4,633	11,411
Shares issued for dividends reinvested	233	149
Shares redeemed	(4,229)	(7,059)
Net Increase (Decrease) in Shares Outstanding	637	4,501
Class C
Shares sold	—	1,208
Shares issued for dividends reinvested	—	34
Shares redeemed	—	(1,216)
Net Increase (Decrease) in Shares Outstanding	—	26
Class I
Shares sold	—	544
Shares issued for dividends reinvested	10	26
Shares redeemed	(554)	—
Net Increase (Decrease) in Shares Outstanding	(544)	570

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.90	14.23	12.50
Investment Operations:
Investment income (loss)—net[b]	.20	.14	(.02)
Net realized and unrealized
gain (loss) on investments	1.84	1.63	1.75
Total from Investment Operations	2.04	1.77	1.73
Distributions:
Dividends from investment income—net	(.25)	—	—
Dividends from net realized gain on investments	—	(.10)	—
Total Distributions	(.25)	(.10)	—
Net asset value, end of period	17.69	15.90	14.23
Total Return (%)[c]	13.05[d]	12.46	13.84[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	18.97[f]	30.87	89.42[f]
Ratio of net expenses to average net assets[e]	.77[f]	.76	.74[f]
Ratio of net investment income
(loss) to average net assets[e]	2.52[f]	.95	(.45)[f]
Portfolio Turnover Rate	13.22[d]	43.81	28.98[d]
Net Assets, end of period ($ x 1,000)	452	396	291

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.69	14.14	12.50
Investment Operations:
Investment income (loss)—net[b]	.15	.11	(.05)
Net realized and unrealized
gain (loss) on investments	1.80	1.54	1.69
Total from Investment Operations	1.95	1.65	1.64
Distributions:
Dividends from investment income—net	(.14)	—	—
Dividends from net realized gain on investments	—	(.10)	—
Total Distributions	(.14)	(.10)	—
Net asset value, end of period	17.50	15.69	14.14
Total Return (%)[c]	12.58[d]	11.69	13.12[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	19.65[f]	31.49	95.60[f]
Ratio of net expenses to average net assets[e]	1.52[f]	1.51	1.49[f]
Ratio of net investment income
(loss) to average net assets[e]	1.84[f]	.76	(1.17)[f]
Portfolio Turnover Rate	13.22[d]	43.81	28.98[d]
Net Assets, end of period ($ x 1,000)	70	63	57

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.89	14.19	12.50
Investment Operations:
Investment income (loss)—net[b]	.25	.17	(.01)
Net realized and unrealized
gain (loss) on investments	1.81	1.63	1.70
Total from Investment Operations	2.06	1.80	1.69
Distributions:
Dividends from investment income—net	(.29)	—	—
Dividends from net realized gain on investments	—	(.10)	—
Total Distributions	(.29)	(.10)	—
Net asset value, end of period	17.66	15.89	14.19
Total Return (%)	13.21[c]	12.71	13.52[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	19.23[e]	29.92	94.61[e]
Ratio of net expenses to average net assets[d]	.52[e]	.51	.49[e]
Ratio of net investment income
(loss) to average net assets[d]	3.02[e]	1.18	(.17)[e]
Portfolio Turnover Rate	13.22[c]	43.81	28.98[c]
Net Assets, end of period ($ x 1,000)	71	73	57

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Amounts do not include the activity of the underlying funds.
e	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified Global Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Effective May 2, 2011, the fund is closed to new investments.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,051 Class A, 4,026 Class C and 4,026 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	582,831	—	—	582,831

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value
Company	10/31/2010($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus Global Equity
Income Fund, Cl. I	108,955	13,489	15,134	2,841
Dreyfus Global
Sustainability
Fund, Cl. I	78,989	15,840	11,351	7,847
Dreyfus Worldwide
Growth Fund, Cl. I	164,118	23,232	22,701	7,259
Global Stock Fund, Cl. I	181,510	20,481	26,484	1,846
Total	533,572	73,042	75,670	19,793

		Change in Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain/(Loss) ($)	(Depreciation) ($)	4/30/2011($) Assets (%)
Dreyfus Global Equity
Income Fund, Cl. I	354	10,876	118,540	20.0
Dreyfus Global
Sustainability Fund, Cl. I	386	5,112	88,976	15.0
Dreyfus Worldwide
Growth Fund, Cl. I	508	17,718	182,875	30.8
Global Stock Fund, Cl. I	1,110	15,823	192,440	32.4
Total	2,358	49,529	582,831	98.2

18

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in two-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $2,013 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover will expire at the liquidation of the fund, on or about June 22, 2011.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $3,112. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until the fund’s liquidation on or about June 22, 2011, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $50,250 during the period ended April 30, 2011.

During the period ended April 30, 2011, the Distributor retained $6 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $243 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The

20

Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $519 and $81, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $635 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $44 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $3.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $1,224 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of “Due fromThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $42, shareholder services plan fees $104, custodian fees $1,231, chief compliance officer fees $2,481 and transfer agency per account fees $202, which are offset against an expense reimbursement currently in effect in the amount of $7,174.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2011, amounted to $73,042 and $75,670, respectively.

At April 30, 2011, accumulated net unrealized appreciation on investments was $123,550, consisting of gross unrealized appreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 4 –Subsequent Event:

On April 13, 2011, the Board of Directors of the Company approved the liquidation of the fund, effective on or about June 22, 2011 (the “Liquidation Date”). Accordingly, effective on May 2, 2011, no new or subsequent investments in the fund will be permitted. In addition, effective May 2, 2011, the CDSC applicable to redemptions of Class C shares and certain Class A shares of the fund will be waived on any redemption of such fund shares.

22

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Diversified
International Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified
International Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Richard B. Hoey,A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Diversified International Fund’s Class A shares produced a total return of 11.48%, Class C shares returned 11.10% and Class I shares returned 11.63%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”), produced a total return of 12.71% for the same period.2 Stocks in the world’s developed markets generally rallied over the reporting period as an economic recovery gained momentum, while the emerging markets advanced to a lesser extent. The fund’s returns were lower than the MSCI EAFE Index, primarily due to its overweighted exposure to the emerging markets as well as relative strength among lower-quality stocks that did not meet the investment criteria employed by our underlying mutual funds.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by foreign companies.The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market condi-tions.As of April 30, 2011, the fund’s assets were allocated as follows:

Underlying Funds	(%)
International Stock Fund	23
Dreyfus International Equity Fund	23
Dreyfus International Value Fund	23
Dreyfus/Newton International Equity Fund	20
Dreyfus Emerging Markets Fund	8
Dreyfus Emerging Asia Fund	3

T h e	F u n d	3

DISCUSSION OF FUND PERFORMANCE (continued)

Greater Economic Confidence Fueled a Market Rally

The reporting period began soon after a dramatic upturn in global investor sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy. A more optimistic investment outlook subsequently was reinforced by better-than-expected economic data in Europe, as well as robust corporate earnings growth across a number of regions and industry groups.

Greater clarity regarding U.S. fiscal and tax policies after the national midterm elections in November also supported investor sentiment in the world’s more developed markets. However, in a reversal of the trend over the past several years, the emerging markets advanced more modestly as mounting inflation worries prompted investors to turn more of their focus to Europe and the United States.

The global stock market rally was interrupted in February, when political unrest in the Middle East led to sharply higher energy prices, and again in March, when a devastating earthquake and tsunami in Japan threatened one of the world’s largest economies. Most stock markets proved resilient, recovering quickly from these temporary setbacks. Stocks at the lower end of the large-cap range generally fared better than their mega-cap counterparts.

Quality and Value Biases Dampened Relative Performance

Although the underlying mutual funds in which Dreyfus Diversified International Fund invests participated in the markets’ gains to a significant degree, their preference for larger, well-established companies prevented them from matching the benchmark’s results. Instead, the MSCI EAFE Index was led by more speculative companies at the lower end of the markets’ capitalization range.

Dreyfus International Equity Fund fared particularly well, outpacing the MSCI EAFE Index on the strength of its bottom-up security selection strategy in the materials, industrials, utilities and energy sectors, including especially attractive contributions from companies based in Germany and Norway. However, the fund’s other underlying mutual funds lagged international market averages. Dreyfus/Newton International Equity Fund was undermined by mildly disappointing stock selections in the consumer staples and telecommunications services sectors. Dreyfus International Value Fund and International Stock Fund focused on higher-quality companies at a time when smaller, more speculative stocks fared better. Dreyfus Emerging Markets Fund and Dreyfus Emerging Asia Fund lagged the MSCI EAFE Index due to their focus on developing

4

markets in Asia and Latin America, which generally trailed the more developed markets tracked by the Index.

The Dreyfus Investment Committee made no changes to the fund’s allocation strategy during the reporting period.

Refocusing on Business Fundamentals

We have been encouraged by the global economy’s momentum, but we recognize that stocks have gained considerable value in a short time, and unexpected developments could spark a correction.We also are aware of the potentially adverse effects of accelerating inflation in the emerging markets. Nonetheless, as the global economic recovery moves into the middle stages of its cycle, we believe that investors will focus more intently on the fundamentals of individual companies rather than broader macroeconomic or market developments. Such an environment may be particularly well suited to the bottom-up, research-driven investment processes employed by most of our underlying mutual funds.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying
funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Each underlying fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal
standards.These risks are higher in emerging market countries.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation through March 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$1.42	$4.19	$.21
Ending value (after expenses)	$1,114.80	$1,111.00	$1,116.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$1.35	$4.01	$.20
Ending value (after expenses)	$1,023.46	$1,020.83	$1,024.60

† Expenses are equal to the fund’s annualized expense ratio of .27% for Class A, .80% for Class C and .04% for
Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Registered Investment Companies—99.9%	Shares	Value ($)
Dreyfus Emerging Asia Fund, Cl. I	1,005,689[a,b]	12,329,743
Dreyfus Emerging Markets Fund, Cl. I	3,081,139[b]	42,519,712
Dreyfus International Equity Fund, Cl. I	4,017,156[b]	126,018,188
Dreyfus International Value Fund, Cl. I	9,952,540[b]	126,198,211
Dreyfus/Newton International Equity Fund, Cl. I	5,614,787[b]	106,119,468
International Stock Fund, Cl. I	8,599,566[b]	126,155,631

Total Investments (cost $446,812,004)	99.9%	539,340,953
Cash and Receivables (Net)	.1%	726,252
Net Assets	100.0%	540,067,205

a	Non-income producing security.
b	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Mutual Funds: Foreign	99.9
† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—
See Statement of Investments—Note 1(c)		446,812,004	539,340,953
Cash			966,410
Receivable for shares of Common Stock subscribed			5,000
Prepaid expenses			26,608
			540,338,971
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			1,069
Payable for shares of Common Stock redeemed			170,818
Accrued expenses			99,879
			271,766
Net Assets ($)			540,067,205
Composition of Net Assets ($):
Paid-in capital			449,369,019
Accumulated distributions in excess of Investment income—net			(877,070)
Accumulated net realized gain (loss) on investments			(953,693)
Accumulated net unrealized appreciation
(depreciation) on investments			92,528,949
Net Assets ($)			540,067,205

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	11,494,672	123,634	528,448,899
Shares Outstanding	1,028,536	11,067	47,236,179
Net Asset Value Per Share ($)	11.18	11.17	11.19

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	5,240,942
Expenses:
Registration fees	34,492
Auditing fees	19,537
Shareholder servicing costs—Note 3(c)	18,350
Directors’ fees and expenses—Note 3(d)	12,383
Legal fees	8,189
Prospectus and shareholders’ reports	2,519
Custodian fees—Note 3(c)	2,032
Loan commitment fees—Note 2	540
Distribution fees—Note 3(b)	308
Miscellaneous	8,160
Total Expenses	106,510
Less-reduction in expenses due to undertaking—Note 3(a)	(12,734)
Less—reduction in fees due to earnings credits—Note 3(c)	(12)
Net Expenses	93,764
Investment Income—Net	5,147,178
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	(96,474)
Capital gain distributions from affiliated issuers	1,104,886
Net Realized Gain (Loss)	1,008,412
Net unrealized appreciation (depreciation) on investments in affiliated issuers	42,852,981
Net Realized and Unrealized Gain (Loss) on Investments	43,861,393
Net Increase in Net Assets Resulting from Operations	49,008,571

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	5,147,178	2,960,831
Net realized gain (loss) on
investments in affiliated issuers	1,008,412	(1,644,695)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	42,852,981	28,289,798
Net Increase (Decrease) in Net Assets
Resulting from Operations	49,008,571	29,605,934
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(104,433)	(72,453)
Class C Shares	(292)	(131)
Class I Shares	(5,921,143)	(2,978,422)
Net realized gain on investments:
Class A Shares	—	(68,683)
Class C Shares	—	(729)
Class I Shares	—	(2,489,492)
Total Dividends	(6,025,868)	(5,609,910)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	3,456,612	4,769,147
Class C Shares	83,979	47,254
Class I Shares	156,396,948	198,182,248
Dividends reinvested:
Class A Shares	104,360	140,848
Class C Shares	292	860
Class I Shares	973,208	1,815,986
Cost of shares redeemed:
Class A Shares	(669,494)	(2,224,129)
Class C Shares	(38,707)	(68,338)
Class I Shares	(23,123,530)	(35,031,521)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	137,183,668	167,632,355
Total Increase (Decrease) in Net Assets	180,166,371	191,628,379
Net Assets ($):
Beginning of Period	359,900,834	168,272,455
End of Period	540,067,205	359,900,834
Undistributed (distributions in excess of)
investment income—net	(877,070)	1,620

10

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	324,512	496,078
Shares issued for dividends reinvested	10,025	14,566
Shares redeemed	(63,978)	(237,236)
Net Increase (Decrease) in Shares Outstanding	270,559	273,408
Class C
Shares sold	7,958	4,907
Shares issued for dividends reinvested	28	89
Shares redeemed	(3,728)	(7,123)
Net Increase (Decrease) in Shares Outstanding	4,258	(2,127)
Class I
Shares sold	14,751,693	20,789,401
Shares issued for dividends reinvested	93,488	187,602
Shares redeemed	(2,189,311)	(3,671,030)
Net Increase (Decrease) in Shares Outstanding	12,655,870	17,305,973

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	April 30, 2011	Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.16	9.45	7.59	12.50
Investment Operations:
Investment income (loss)—net[b]	.12	.09	.16	(.01)
Net realized and unrealized
gain (loss) on investments	1.04	.86	1.96	(4.90)
Total from Investment Operations	1.16	.95	2.12	(4.91)
Distributions:
Dividends from investment income—net	(.14)	(.12)	(.26)	—
Dividends from net realized
gain on investments	—	(.12)	—	—
Total Distributions	(.14)	(.24)	(.26)	—
Net asset value, end of period	11.18	10.16	9.45	7.59
Total Return (%)[c]	11.48[d]	10.18	28.80	(39.28)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.41[f]	.40	1.89	14.57[f]
Ratio of net expenses to average net assets[e]	.27[f]	.30	.37	.31[f]
Ratio of net investment income
(loss) to average net assets[e]	2.23[f]	.92	2.01	(.13)[f]
Portfolio Turnover Rate	1.21[d]	20.78	36.68	25.65[d]
Net Assets, end of period ($ x 1,000)	11,495	7,701	4,578	1,646

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

12

Six Months Ended
	April 30, 2011	Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.10	9.38	7.54	12.50
Investment Operations:
Investment income (loss)—net[b]	.07	.08	.14	(.05)
Net realized and unrealized
gain (loss) on investments	1.05	.78	1.90	(4.91)
Total from Investment Operations	1.12	.86	2.04	(4.96)
Distributions:
Dividends from investment income—net	(.05)	(.02)	(.20)	—
Dividends from net realized
gain on investments	—	(.12)	—	—
Total Distributions	(.05)	(.14)	(.20)	—
Net asset value, end of period	11.17	10.10	9.38	7.54
Total Return (%)[c]	11.10[d]	9.21	27.73	(39.68)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.43[f]	1.63	3.33	15.79[f]
Ratio of net expenses to average net assets[e]	.80[f]	1.07	1.12	1.06[f]
Ratio of net investment income
(loss) to average net assets[e]	1.32[f]	.85	1.76	(.51)[f]
Portfolio Turnover Rate	1.21[d]	20.78	36.68	25.65[d]
Net Assets, end of period ($ x 1,000)	124	69	84	39

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	April 30, 2011	Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	10.18	9.47	7.61	12.50
Investment Operations:
Investment income—net[b]	.13	.11	.01	.05
Net realized and unrealized
gain (loss) on investments	1.04	.86	2.12	(4.94)
Total from Investment Operations	1.17	.97	2.13	(4.89)
Distributions:
Dividends from investment income—net	(.16)	(.14)	(.27)	—
Dividends from net realized
gain on investments	—	(.12)	—	—
Total Distributions	(.16)	(.26)	(.27)	—
Net asset value, end of period	11.19	10.18	9.47	7.61
Total Return (%)	11.63[c]	10.34	28.89	(39.12)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	.04[e]	.05	.24	14.86[e]
Ratio of net expenses to average net assets[d]	.04[e]	.04	.08	.06[e]
Ratio of net investment income
to average net assets[d]	2.39[e]	1.10	.16	.54[e]
Portfolio Turnover Rate	1.21[c]	20.78	36.68	25.65[c]
Net Assets, end of period ($ x 1,000)	528,449	352,131	163,611	30

a	From December 18, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Amounts do not include the activity of the underlying funds.
e	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 400 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class I (100 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	539,340,953	—	—	539,340,953

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value			Dividends/
Company	10/31/2010($)	Purchases ($)	Sales ($)	Distributions ($)
Dreyfus Emerging
Asia Fund, Cl. I	9,514,187	3,399,042	130,445	—
Dreyfus Emerging
Markets Fund, Cl. I	28,886,826	11,759,244	443,512	202,503
Dreyfus International
Equity Fund, Cl. I	81,590,207	31,941,457	1,147,914	2,029,892
Dreyfus International
Value Fund, Cl. I	84,625,520	34,018,989	1,252,269	1,388,191
Dreyfus/Newton
International
Equity Fund, Cl. I	70,565,026	29,190,566	1,043,558	1,998,176
International
Stock Fund, Cl. I	84,312,923	31,998,248	1,200,091	727,066
Total	359,494,689	142,307,546	5,217,789	6,345,828

Affiliated		Net Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	4/30/2011($)	Assets (%)
Dreyfus Emerging
Asia Fund, Cl. I	(8,916)	(444,125)	12,329,743	2.3
Dreyfus Emerging
Markets Fund, Cl. I	(2,855)	2,320,009	42,519,712	7.9
Dreyfus International
Equity Fund, Cl. I	(23,753)	13,658,191	126,018,188	23.3
Dreyfus International
Value Fund, Cl. I	(23,077)	8,829,048	126,198,211	23.4

18

Affiliated		Net Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain (Loss) ($)	(Depreciation) ($)	4/30/2011($)	Assets (%)
Dreyfus/Newton
International Equity
Fund, Cl. I	(21,950)	7,429,384	106,119,468	19.6
International
Stock Fund, Cl. I	(15,923)	11,060,474	126,155,631	23.4
Total	(96,474)	42,852,981	539,340,953	99.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has an unused capital loss carryover of $415,833 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the year ended October 31, 2010 was as follows: ordinary income $5,609,910. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until March 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions,

20

commitment fees on borrowings and extraordinary expenses) exceed 1.20% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $12,734 during the period ended April 30, 2011.

During the period ended April 30, 2011, the Distributor retained $184 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $308 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $10,900 and $103, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $2,073 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $178 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $12.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $2,032 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $71, shareholder services plan fees $2,281, custodian fees $1,985, chief compliance officer fees $2,481 and transfer agency per account fees $390, which are offset against an expense reimbursement currently in effect in the amount of $6,139.

22

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2011, there were no redemption fees charged and retained by the fund.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2011, amounted to $142,307,546 and $5,217,789, respectively.

At April 30, 2011, accumulated net unrealized appreciation on investments was $92,528,949, consisting of gross unrealized appreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Diversified Large Cap Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified Large Cap Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified Large Cap Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global and U.S. economies.A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in the United States and most of the world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets around the world have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, U.S. equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a double-dip recession.

We expect the U.S. economy to continue to expand at a moderate rate, which generally should be good for stocks. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Richard B. Hoey,A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Diversified Large Cap Fund’s Class A shares produced a total return of 18.02%, Class C shares returned 17.55% and Class I shares returned 18.01%.1 In comparison, the total return of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, was 16.35% for the same period.2

U.S. stocks generally rallied over the reporting period as an economic recovery gained momentum.The fund’s returns were higher than the S&P 500 Index, primarily due to the security selection strategies employed by Dreyfus StrategicValue Fund, Dreyfus Research Growth Fund and Dreyfus/The Boston Company Large Cap Core Fund.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus), or its affiliates, that invest primarily in stocks issued by large-cap companies. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors.The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market condi-tions.As of April 30, 2011, the fund’s assets were allocated as follows:

Underlying Funds	(%)
Dreyfus Strategic Value Fund	32
Dreyfus Research Growth Fund	23
Dreyfus U.S. Equity Fund	17
Dreyfus/The Boston Company Large Cap Core Fund	17
Dreyfus Appreciation Fund	11

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Greater Economic Confidence Fueled a Market Rally

The reporting period began soon after a dramatic upturn in investor sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy.The Federal Reserve Board’s signal of a renewed commitment to spurring economic growth convinced many investors that a double-dip recession was unlikely. A more optimistic investment outlook subsequently was reinforced by improvements in employment and consumer spending, as well as better-than-expected corporate earnings across a number of industry groups.

The end of uncertainty surrounding U.S. midterm elections and the passage of fiscally stimulative tax legislation lent further support to the stock market rally. In addition, mounting inflation worries in the world’s emerging markets prompted investors to turn more of their focus to developed markets, including the United States.

The stock market rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices, and again in March when a devastating earthquake and tsunami in Japan threatened the world’s second largest economy. However, the U.S. stock market proved resilient, recovering quickly from these temporary setbacks. Stocks at the lower end of the large-cap range generally fared better than their mega-cap counterparts.

Stock Selection Strategies Fared Well in Market Rally

Most of the underlying mutual funds in which Dreyfus Diversified Large Cap Fund invests participated fully in the market rally. Dreyfus Strategic Value Fund proved to be the top performer of the reporting period, as the fund’s bottom-up security selection process was especially successful in the financials, industrials and utilities sectors. Dreyfus Research Growth Fund also outperformed the S&P 500 Index, primarily on the strength of solid stock picks in the market’s more economically sensitive industry groups, including the information technology, consumer discretionary and industrials sectors. Dreyfus/The Boston Company Large Cap Core Fund benefited from relative strength in the information technology, industrials and health care sectors. Dreyfus Appreciation Fund produced a total return that was roughly in line with the S&P 500 Index, as favorable results from its emphasis on energy companies were balanced by mild shortfalls stemming from its focus at the higher end of the large-cap

4

range. Dreyfus U.S. Equity Fund was the only underlying investment to lag the S&P 500 Index, primarily due to its conservative management style and a correspondingly defensive investment posture.

In January, we trimmed the fund’s position in Dreyfus Research Growth Fund, reallocating a portion of its assets to Dreyfus Appreciation Fund. This shift was designed to adopt a somewhat more conservative positioning through greater emphasis on mega-cap, dividend-paying stocks that, despite attractive business fundamentals, had not participated as fully as smaller companies in the rally.

Balancing Risks and Potential Rewards

We have been encouraged by the U.S. economy’s momentum, but we recognize that stocks have gained considerable value in a short time, and unexpected developments could spark a correction. Nonetheless, as the U.S. economic recovery moves into the middle stages of its cycle, we believe that investors will focus more intently on the fundamentals of individual companies rather than broader macroeconomic or market developments. Such an environment may be particularly well suited to the bottom-up, research-driven investment processes employed by most of our underlying mutual funds.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying
funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2012. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the monthly reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is
a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified Large Cap Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$1.89	$5.93	$1.89
Ending value (after expenses)	$1,180.20	$1,175.50	$1,180.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$1.76	$5.51	$1.76
Ending value (after expenses)	$1,023.06	$1,019.34	$1,023.06

† Expenses are equal to the fund’s annualized expense ratio of .35% for Class A, 1.10% for Class C and .35% for
Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Registered Investment Companies—99.9%	Shares	Value ($)
Dreyfus Appreciation Fund	13,544[a]	569,671
Dreyfus Research Growth Fund, Cl. Z	117,124[a]	1,188,803
Dreyfus Strategic Value Fund, Cl. I	54,037[a]	1,672,979
Dreyfus U.S. Equity Fund, Cl. I	58,995[a]	865,463
Dreyfus/The Boston Company Large Cap Core Fund, Cl. I	23,029[a]	865,893
Total Investments (cost $4,479,933)	99.9%	5,162,809
Cash and Receivables (Net)	.1%	2,827
Net Assets	100.0%	5,165,636
a Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†
Value (%)
Mutual Funds: Domestic	99.9
† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of
Investments—Note 1(c)		4,479,933	5,162,809
Cash			10,422
Prepaid expenses			23,124
Due from The Dreyfus Corporation and affiliates—Note 3(c)			4,486
			5,200,841
Liabilities ($):
Payable for shares of Common Stock redeemed			4,000
Accrued expenses			31,205
			35,205
Net Assets ($)			5,165,636
Composition of Net Assets ($):
Paid-in capital			4,472,172
Accumulated undistributed investment income—net			7,117
Accumulated net realized gain (loss) on investments			3,471
Accumulated net unrealized appreciation
(depreciation) on investments			682,876
Net Assets ($)			5,165,636

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	261,792	41,653	4,862,191
Shares Outstanding	15,173	2,438	281,662
Net Asset Value Per Share ($)	17.25	17.08	17.26
See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	12,958
Expenses:
Registration fees	21,698
Auditing fees	19,519
Prospectus and shareholders’ reports	4,610
Legal fees	3,463
Shareholder servicing costs—Note 3(c)	1,011
Directors’ fees and expenses—Note 3(d)	898
Custodian fees—Note 3(c)	875
Distribution fees—Note 3(b)	133
Loan commitment fees—Note 2	13
Miscellaneous	5,733
Total Expenses	57,953
Less—reduction in expenses due to undertaking—Note 3(a)	(52,151)
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Less—waiver of shareholder servicing fees—Note 3(c)	(252)
Net Expenses	5,548
Investment Income—Net	7,410
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments in affiliated issuers	38,925
Capital gain distributions from affiliate issuers	2,229
Net Realized Gain (Loss)	41,154
Net unrealized appreciation (depreciation) on investments in affiliated issuers	456,612
Net Realized and Unrealized Gain (Loss) on Investments	497,766
Net Increase in Net Assets Resulting from Operations	505,176

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	7,410	5,856
Net realized gain (loss) on
investments in affiliated issuers	41,154	(37,683)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	456,612	223,287
Net Increase (Decrease) in Net Assets
Resulting from Operations	505,176	191,460
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(295)	—
Class I Shares	(6,711)	—
Total Dividends	(7,006)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	127,763	53,980
Class C Shares	7,098	—
Class I Shares	2,494,543	3,447,648
Dividends reinvested:
Class A Shares	147	—
Class I Shares	1,647	—
Cost of shares redeemed:
Class A Shares	(5)	(8,184)
Class I Shares	(200,805)	(1,550,717)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,430,388	1,942,727
Total Increase (Decrease) in Net Assets	2,928,558	2,134,187
Net Assets ($):
Beginning of Period	2,237,078	102,891
End of Period	5,165,636	2,237,078
Undistributed investment income—net	7,117	6,713

10

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	7,822	3,996
Shares issued for dividends reinvested	9	—
Shares redeemed	(1)	(653)
Net Increase (Decrease) in Shares Outstanding	7,830	3,343
Class C
Shares sold	438	—
Class I
Shares sold	150,743	254,951
Shares issued for dividends reinvested	104	—
Shares redeemed	(12,427)	(113,709)
Net Increase (Decrease) in Shares Outstanding	138,420	141,242

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30 2011	Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.65	12.86	12.50
Investment Operations:
Investment income (loss)—net[b]	.02	.02	(.01)
Net realized and unrealized
gain (loss) on investments	2.62	1.77	.37
Total from Investment Operations	2.64	1.79	.36
Distributions:
Dividends from investment income—net	(.04)	—	—
Net asset value, end of period	17.25	14.65	12.86
Total Return (%)[c]	18.02[d]	13.92	2.88[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	4.31[f]	9.75	226.76[f]
Ratio of net expenses
to average net assets[e]	.35[f]	.33	.36[f]
Ratio of net investment income
(loss) to average net assets[e]	.30[f]	.12	(.36)[f]
Portfolio Turnover Rate	15.82[d]	97.93	—[d]
Net Assets, end of period ($ x 1,000)	262	108	51

a	From August 31, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30 2011	Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.53	12.85	12.50
Investment Operations:
Investment (loss)—net[b]	(.03)	(.06)	(.02)
Net realized and unrealized
gain (loss) on investments	2.58	1.74	.37
Total from Investment Operations	2.55	1.68	.35
Net asset value, end of period	17.08	14.53	12.85
Total Return (%)[c]	17.55[d]	13.07	2.80[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets [e]	4.88[f]	10.61	227.92[f]
Ratio of net expenses
to average net assets[e]	1.10[f]	1.08	1.11[f]
Ratio of net investment (loss)
to average net assets[e]	(.34)[f]	(.44)	(1.11)[f]
Portfolio Turnover Rate	15.82[d]	97.93	—[d]
Net Assets, end of period ($ x 1,000)	42	29	26

a	From August 31, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30 2011	Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	14.66	12.87	12.50
Investment Operations:
Investment income (loss)—net[b]	.04	.05	(.00)[c]
Net realized and unrealized
gain (loss) on investments	2.60	1.74	.37
Total from Investment Operations	2.64	1.79	.37
Distributions:
Dividends from investment income—net	(.04)	—	—
Net asset value, end of period	17.26	14.66	12.87
Total Return (%)	18.01[d]	13.91	2.96[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e]	3.71[f]	9.80	227.09[f]
Ratio of net expenses
to average net assets[e]	.35[f]	.32	.11[f]
Ratio of net investment income
(loss) to average net assets[e]	.50[f]	.35	(.11)[f]
Portfolio Turnover Rate	15.82[d]	97.93	—[d]
Net Assets, end of period ($ x 1,000)	4,862	2,100	26

a	From August 31, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Amounts do not include the activity of the underlying funds.
f	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified Large Cap Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 4,000 Class A and 2,000 Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	5,162,809	—	—	5,162,809

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as ‘affiliated’ in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value
Company	10/31/2010($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus
Appreciation Fund	—	549,131	8,402	59
Dreyfus Research
Growth Fund, Cl. Z	781,518	645,745	391,462	—
Dreyfus Strategic
Value Fund, Cl. I	709,537	859,813	56,869	7,977
Dreyfus U.S.
Equity Fund, Cl. I	381,479	441,863	29,296	3,043
Dreyfus /The Boston
Company Large Cap
Core Fund, Cl. I	370,585	442,926	29,296	4,108
Total	2,243,119	2,939,478	515,325	15,187

Affiliated		Net Unrealized
Investment	Net Realized	Appreciation	Value	Net
Company	Gain/(Loss) ($)	(Depreciation) ($)	4/30/2011($)	Assets (%)
Dreyfus
Appreciation Fund	1	28,941	569,671	11.0
Dreyfus Research
Growth Fund, Cl. Z	38,409	114,593	1,188,803	23.0
Dreyfus Strategic
Value Fund, Cl. I	297	160,201	1,672,979	32.4
Dreyfus U.S.
Equity Fund, Cl. I	61	71,356	865,463	16.7
Dreyfus /The Boston
Company Large Cap
Core Fund, Cl. I	157	81,521	865,893	16.8
Total	38,925	456,612	5,162,809	99.9

18

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $17,637 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in fiscal 2018.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each,

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on April 30, 2011, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying funds’ net asset value.

The Manager has contractually agreed, until March 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.20% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $52,151 during the period ended April 30, 2011.

During the period ended April 30, 2011, the Distributor retained $7 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the ‘Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $133 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to

20

the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. Fees paid to the Distributor will be waived to the extent that the fund invests in an underlying affiliated fund with a Shareholder Services Plan. During the period ended April 30, 2011, Class A and Class C shares were charged $208 and $44, respectively, pursuant to the Shareholder Services Plan, all of which was waived due to the fund’s investment in certain of the underlying funds.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $310 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $27 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $875 pursuant to the custody agreement.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of ‘Due fromThe Dreyfus Corporation and affiliates’ in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $25, shareholder services plan fees $57, custodian fees $710, chief compliance officer fees $2,481 and transfer agency per account fees $33, which are offset against an expense reimbursement currently in effect in the amount of $7,792.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2011, amounted to $2,939,478 and $515,325, respectively.

At April 30, 2011, accumulated net unrealized appreciation on investments was $682,876, consisting of gross unrealized appreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Emerging Asia Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Emerging Asia Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Emerging Asia Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Hugh Simon, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Emerging Asia Fund’s Class A shares produced a total return of –5.66%, Class C shares returned –5.95% and Class I shares returned –5.40%.1 In comparison, the fund’s benchmark, the MSCI Emerging Markets Asia Index (the “Index”), produced a total return of 9.87% for the same period.2

Stocks in the emerging markets generally paused over the reporting period as investors responded to accelerating inflation and rising interest rates in some regions. The fund produced lower returns than its benchmark, primarily due to overweight exposure to China and India, and underweight positions in Korea and Taiwan.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its net assets in stocks of companies that are located or principally traded in Asian emerging markets countries or other investments that are tied economically to Asian emerging markets.The fund may invest in the stocks of companies of any market capitalization. To determine where the fund will invest, we analyze several factors, including economic, demographic and political trends in Asian emerging market countries, the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets, and the valuation of one market or company relative to that of another.

Rising Rates Derailed Emerging Stock Markets

The global economic recovery gained traction during the reporting period.While the emerging markets generally continued to grow at a rapid rate, investors responded negatively when mounting inflationary pressures led some central banks, including China’s and India’s, to tighten their monetary policies, even as more developed parts of the world maintained aggressively accommodative stances. Heavier bank-

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

ing reserve requirements, higher short-term interest rates and other measures were introduced to reduce lending activity and associated inflationary pressures.

These developments triggered a pause in the previously robust advance of several emerging stock markets. Stocks in China, India and Vietnam lagged broader global market averages, while the northern Asia markets—such as South Korea,Taiwan, Indonesia andThailand—fared better. From a market sector perspective, financial, infrastructure and consumer-related stocks typically bore the brunt of market weakness.

Country Allocations and Stock Selections Dampened Results

Our sector allocation and security selection strategies proved relatively ineffective during the reporting period. The fund suffered shortfalls stemming primarily from sharp declines among India’s midcap stocks, as property developer Unitech, infrastructure development company SREI Infrastructure Finance, wealth manager Microsec Financial Services and industrial finance firm IFCI lost share value despite reporting strong earnings growth. Indian financial institutions and other companies whose earnings are vulnerable to higher interest rates were hurt by profit-taking as India’s central bank tightened monetary policy in a series of moves. In China, large-scale industrial valve manufacturer ChinaValves Technology fell due to concerns regarding auditing and accounting issues affecting other Chinese companies listed on foreign exchanges, as well as worries about orders for nuclear valves after the nuclear disaster in Japan.

On the other hand, the fund achieved better results from individual stocks across a variety of industry groups and geographic regions. China’s Zhuzhou CSR Times Electric proved to be the fund’s top performer, as the company benefited from ongoing construction of high-speed railroads and other projects. Also in China, retailer Shanghai Friendship Group announced plans to merge with its parent company, a move that was expected to erase the discount at which the stock previously traded. In Korea, mobile devices components manufacturer ELK gained value along with the increasing popularity of backlit handsets and tablet com-puters.Among consumer discretionary companies in Hong Kong, retailer Lifestyle International Holdings achieved higher earnings and raised its dividend. Finally, in Malaysia, Petronas Chemicals Group benefited from generally rising commodity prices amid robust industrial demand.

4

Positioned for Stronger Consumer Spending

Although inflationary pressures remain a concern in the emerging markets, corporate earnings generally have remained strong, and valuations have reached attractive levels. Indeed, we believe there is evidence of reduced inflation fears and improved market conditions in China and India, which comprised approximately 30% and 34% of the fund’s assets, respectively, as of the reporting period’s end.

Over the longer term, we believe that emerging Asian companies should continue to enjoy strong business fundamentals. We are especially optimistic about the consumer staples, consumer discretionary and information technology sectors, where rising disposable incomes in the region appear likely to fuel higher revenues and earnings.We are less optimistic regarding large state-owned banks and property-related businesses, especially in China and India, which may be vulnerable to tighter monetary policies or government initiatives. In our judgment, these strategies position the fund well as emerging Asia’s economic cycle moves to a more stable phase of growth.

May 16, 2011

Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect an undertaking for the absorption of certain fund expenses by The Dreyfus Corporation through
March 1, 2012, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: BLOOMBERG L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The MSCI Emerging Markets Asia Index is a free-float adjusted market capitalization-weighted index designed to measure equity market performance in the emerging market countries of Asia. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Emerging Asia Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.44	$12.94	$7.91
Ending value (after expenses)	$943.40	$940.50	$946.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$9.79	$13.42	$8.20
Ending value (after expenses)	$1,015.08	$1,011.46	$1,016.66

† Expenses are equal to the fund’s annualized expense ratio of 1.96% for Class A, 2.69% for Class C and 1.64%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—88.3%	Shares	Value ($)
China—28.0%
AsiaInfo-Linkage	159,300[a]	3,010,770
AviChina Industry & Technology, Cl. H	3,300,000[a]	2,056,591
Beijing Capital Land, Cl. H	4,428,000	1,516,624
China Valves Technology	367,985[a]	1,479,300
Chongqing Machinery & Electric, Cl. H	10,408,000	3,725,638
Hilong Holding	2,490,000	782,308
Hollysys Automation Technologies	70,400[a]	845,504
Hunan Non-Ferrous Metal, Cl. H	12,406,000[a]	5,399,296
Inspur International	54,905,000	4,029,725
Shanghai Friendship Group, Cl. B	1,602,778	3,256,845
Travelsky Technology, Cl. H	2,960,000	2,988,109
Visionchina Media, ADR	587,400[a]	2,525,820
		31,616,530
Hong Kong—14.8%
China Foods	814,000	569,132
CIMC Enric Holdings	5,512,000[a]	2,136,310
Far East Horizon	2,805,000	3,156,697
Lifestyle International Holdings	1,476,000	4,219,179
Sunny Optical Technology Group	11,996,000	3,738,010
Zhuzhou CSR Times Electric, Cl. H	729,000	2,886,432
		16,705,760
India—30.8%
Balrampur Chini Mills	2,650,000[a]	4,459,120
Brushman India, GDR	300,000[a]	21,000
Country Club India	2,516,353	681,234
Engineers India	570,000	3,731,460
Hinduja Ventures	200,000	1,229,447
IFCI	4,000,000	4,699,762
Jai Balaji Industries	425,000	1,876,286
Punjab & Sind Bank	1,100,000	2,744,091
Reliance Infrastructure	168,418	2,513,986
Srei Infrastructure Finance	3,659,742	4,279,287
Tata Motors	253,000	7,077,305
Unitech	1,620,000	1,353,817
XL Energy	322,700[a]	101,813
		34,768,608

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Indonesia—3.0%
Bank Tabungan Negara	11,304,000		2,257,104
Timah	3,347,000		1,123,613
			3,380,717
Malaysia—2.2%
Petronas Chemicals Group	1,004,100		2,450,926
Singapore—.6%
Ezra Holdings	509,000		686,124
South Korea—5.2%
ELK	102,525		2,406,106
Iljin Display	357,040	[a]	3,464,952
			5,871,058
Thailand—3.7%
Land & Houses	7,194,400		1,590,722
Siamgas & Petrochemicals, NVDR	3,974,700		2,503,329
			4,094,051
Total Common Stocks
(cost $84,623,418)			99,573,774
	Number of
Warrants—9.0%	Warrants		Value ($)
India—4.3%
Microsec Financial Services (5/5/14)	800,000	[a,b]	749,280
Prime Focus (10/24/12)	2,036,000	[a,b]	2,721,251
PTC India Financial Service (10/24/12)	2,940,000	[a,b]	1,432,219
			4,902,750
Sri Lanka—1.5%
John Keells Holdings (1/20/15)	650,000	[a,b]	1,664,913
Vietnam—3.2%
Kinh Bac City Development Share Holding (5/5/14)	750,000	[a,b]	855,212
Petrovietnam Drilling and Well Services (1/11/17)	466,333	[a,b]	1,157,245
Petrovietnam Fertilizer & Chemical (6/18/18)	360,000	[a,b]	623,608
Saigon Securities (1/17/12)	514,860 [a,b,c]		512,286
Vietnam Dairy Products (1/20/15)	85,500	[a,b]	435,737
			3,584,088
Total Warrants
(cost $15,317,418)			10,151,751

8

Other Investment—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,041,000)	1,041,000[d]	1,041,000

Total Investments (cost $100,981,836)	98.2%	110,766,525
Cash and Receivables (Net)	1.8%	2,041,241
Net Assets	100.0%	112,807,766

ADR—American Depository Receipts
GDR—Global Depository Receipts
NVDR—Non Voting Depository Receipts
a Non-income producing security.
b The valuation of these securities have been determined in good faith by management under the direction of the Board of Directors.At April 30, 2011, the value of these securities amounted to $10,151,751 or 9.0% of net assets.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2011, this security was valued at $512,286 or .5% of net assets.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.4	Consumer Staples	7.7
Industrial	20.2	Energy	4.5
Consumer Discretionary	15.2	Utilities	2.2
Information Technology	14.9	Money Market Investment	.9
Materials	10.2		98.2

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		99,940,836	109,725,525
Affiliated issuers		1,041,000	1,041,000
Cash			100,905
Cash denominated in foreign currencies		32,169	32,748
Receivable for investment securities sold			3,081,675
Receivable for shares of Common Stock subscribed			450,512
Dividends and interest receivable			265,989
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			19
Prepaid expenses			23,978
			114,722,351
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			267,354
Payable for investment securities purchased			904,349
Payable for shares of Common Stock redeemed			672,445
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4			6,656
Interest payable—Note 2			125
Accrued expenses			63,656
			1,914,585
Net Assets ($)			112,807,766
Composition of Net Assets ($):
Paid-in capital			98,908,546
Accumulated investment (loss)—net			(1,597,490)
Accumulated net realized gain (loss) on investments			5,707,944
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			9,788,766
Net Assets ($)			112,807,766

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	58,708,936	24,353,584	29,745,246
Shares Outstanding	4,818,765	2,053,812	2,426,355
Net Asset Value Per Share ($)	12.18	11.86	12.26

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $19,181 foreign taxes withheld at source):
Unaffiliated issuers	394,512
Affiliated issuers	899
Total Income	395,411
Expenses:
Management fee—Note 3(a)	836,765
Shareholder servicing costs—Note 3(c)	205,624
Custodian fees—Note 3(c)	114,831
Distribution fees—Note 3(b)	106,433
Professional fees	42,597
Registration fees	22,709
Prospectus and shareholders’ reports	13,013
Interest expense—Note 2	5,344
Directors’ fees and expenses—Note 3(d)	1,453
Loan commitment fees—Note 2	1,185
Miscellaneous	10,573
Total Expenses	1,360,527
Less—reduction in fees due to earnings credits—Note 3(c)	(170)
Net Expenses	1,360,357
Investment (Loss)—Net	(964,946)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,059,634
Net realized gain (loss) on forward foreign currency exchange contracts	(237,222)
Net Realized Gain (Loss)	6,822,412
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(15,367,082)
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(6,863)
Net Unrealized Appreciation (Depreciation)	(15,373,945)
Net Realized and Unrealized Gain (Loss) on Investments	(8,551,533)
Net (Decrease) in Net Assets Resulting from Operations	(9,516,479)

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment (loss)—net	(964,946)	(279,812)
Net realized gain (loss) on investments	6,822,412	5,082,706
Net unrealized appreciation
(depreciation) on investments	(15,373,945)	20,223,100
Net Increase (Decrease) in Net Assets
Resulting from Operations	(9,516,479)	25,025,994
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	15,095,006	59,099,369
Class C Shares	4,059,100	21,383,548
Class I Shares	10,817,398	47,012,937
Cost of shares redeemed:
Class A Shares	(32,999,061)	(49,892,436)
Class C Shares	(9,727,672)	(9,366,948)
Class I Shares	(17,150,310)	(32,228,061)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(29,905,539)	36,008,409
Total Increase (Decrease) in Net Assets	(39,422,018)	61,034,403
Net Assets ($):
Beginning of Period	152,229,784	91,195,381
End of Period	112,807,766	152,229,784
Undistributed investment (loss)—net	(1,597,490)	(632,544)

12

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	1,199,441	5,194,238
Shares redeemed	(2,712,628)	(4,525,022)
Net Increase (Decrease) in Shares Outstanding	(1,513,187)	669,216
Class C
Shares sold	331,468	1,926,771
Shares redeemed	(828,756)	(857,793)
Net Increase (Decrease) in Shares Outstanding	(497,288)	1,068,978
Class I
Shares sold	877,930	4,128,721
Shares redeemed	(1,411,619)	(2,866,275)
Net Increase (Decrease) in Shares Outstanding	(533,689)	1,262,446

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.90	10.34	4.01	12.50
Investment Operations:
Investment income (loss)—net[b]	(.08)	(.02)	(.02)	.08
Net realized and unrealized
gain (loss) on investments	(.65)	2.57	6.33	(8.57)
Total from Investment Operations	(.73)	2.55	6.31	(8.49)
Proceeds from redemption fees	.01	.01	.02	—
Net asset value, end of period	12.18	12.90	10.34	4.01
Total Return (%)[c]	(5.66)[d]	24.86	158.50	(68.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.96[e]	2.05	2.80	3.31[e]
Ratio of net expenses
to average net assets	1.96[e]	1.95	2.00	2.00[e]
Ratio of net investment income
(loss) to average net assets	(1.38)[e]	(.17)	(.29)	1.03[e]
Portfolio Turnover Rate	37.52[d]	75.72	100.74	217.53[d]
Net Assets, end of period ($ x 1,000)	58,709	81,709	58,548	5,528

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

14

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.61	10.18	3.98	12.50
Investment Operations:
Investment income (loss)—net[b]	(.13)	(.09)	(.08)	.02
Net realized and unrealized
gain (loss) on investments	(.63)	2.51	6.27	(8.54)
Total from Investment Operations	(.76)	2.42	6.19	(8.52)
Proceeds from redemption fees	.01	.01	.01	—
Net asset value, end of period	11.86	12.61	10.18	3.98
Total Return (%)[c]	(5.95)[d]	23.87	155.78	(68.16)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.69[e]	2.77	3.71	4.08[e]
Ratio of net expenses
to average net assets	2.69[e]	2.70	2.75	2.75[e]
Ratio of net investment income
(loss) to average net assets	(2.10)[e]	(.83)	(.98)	.31[e]
Portfolio Turnover Rate	37.52[d]	75.72	100.74	217.53[d]
Net Assets, end of period ($ x 1,000)	24,354	32,166	15,090	2,233

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	12.96	10.34	4.00	12.50
Investment Operations:
Investment income (loss)—net[b]	(.06)	.01	(.03)	.02
Net realized and unrealized
gain (loss) on investments	(.65)	2.60	6.35	(8.52)
Total from Investment Operations	(.71)	2.61	6.32	(8.50)
Proceeds from redemption fees	.01	.01	.02	—
Net asset value, end of period	12.26	12.96	10.34	4.00
Total Return (%)	(5.40)[c]	25.34	158.50	(68.00)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.64[d]	1.74	2.05	2.86[d]
Ratio of net expenses
to average net assets	1.64[d]	1.69	1.75	1.75[d]
Ratio of net investment income
(loss) to average net assets	(1.03)[d]	.13	(.31)	.29[d]
Portfolio Turnover Rate	37.52[c]	75.72	100.74	217.53[c]
Net Assets, end of period ($ x 1,000)	29,745	38,356	17,558	100

a	From December 13, 2007 (commencement of operations) to October 31, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Emerging Asia Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 800 million shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (300 million shares authorized), Class C (250 million shares authorized), and Class I (250 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and

18

other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	99,573,774	—	—	99,573,774
Warrants†	—	10,151,751	—	10,151,751
Mutual Funds	1,041,000	—	—	1,041,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	19	—	19
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(6,656)	—	(6,656)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Equity
Securities—Foreign ($)
Balance as of 10/31/2010	3,179,328
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(3,179,328)
Balance as of 4/30/2011	—
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2011	—

20

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund follows an investment policy of investing primarily in emerging markets of Asia. Economic changes in the continent of Asia or other aspects that effect valuation of securities may have a greater effect on the fund’s net asset value than other funds that do not have similar investment objectives.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	1,900,000		43,436,000	44,295,000	1,041,000.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid

22

annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $938,643 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in fiscal 2016.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a“Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2011, was approximately $754,100, with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2012, so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. At April 30, 2011, there was no reduction in management fee, pursuant to the undertaking.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2011, the Distributor retained $24,465 from commissions earned on sales of the fund’s Class A shares and $22,853 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $106,433 pursuant to the Plan.

24

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $89,950 and $35,478, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $18,749 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $2,419 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $170.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $114,831 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $119,985, Rule 12b-1 distribution plan fees $15,301, shareholder services plan fees $17,665, custodian fees $100,896, chief compliance officer fees $2,481 and transfer agency per account fees $11,026.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2011, redemption fees charged and retained by the fund amounted to $60,438.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2011, amounted to $49,264,399 and $82,528,039, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a

26

gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2011:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchase;
Hong Kong Dollar,
Expiring 5/3/2011	650,000	83,676	83,695	19
Sales:		Proceeds ($)
Singapore Dollar,
Expiring 5/3/2011	516,000	417,475	421,551	(4,076)
Singapore Dollar,
Expiring 5/3/2011	653,000	530,894	533,474	(2,580)
Gross Unrealized
Appreciation				19
Gross Unrealized
Depreciation				(6,656)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Forward contracts	1,219,177

At April 30, 2011, accumulated net unrealized appreciation on investments was $9,784,689, consisting of $25,079,022 gross unrealized appreciation and $15,294,333 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	27

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Greater China Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Greater China Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Greater China Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global economy.A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Hugh Simon, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Greater China Fund’s Class A shares produced a total return of 3.49%, Class B shares returned 3.07%, Class C shares returned 3.08% and Class I shares returned 3.63%.1 In comparison, the fund’s benchmark, the Hang Seng Index, produced a total return of 3.18% for the same period.2

Chinese stocks generally paused over the reporting period as investors responded to locally accelerating inflation and rising interest rates. The fund’s Class A and Class I shares produced higher returns than its benchmark, primarily due to our stock selection strategy in the industrials, information technology and financials sectors.

The Fund’s Investment Approach

The fund, which seeks long-term capital appreciation, normally invests at least 80% of its net assets in stocks of companies that (i) are principally traded in China, Hong Kong or Taiwan (Greater China), (ii) derive at least 50% of their revenues from Greater China, or (iii) have at least 50% of their assets in Greater China.To determine where the fund will invest, we analyze several factors, including economic and political trends in Greater China, the current financial condition and future prospects of individual companies and sectors in the region, and the valuation of one market or company relative to that of another.

Rising Rates Derailed China’s Stock Market

The global economic recovery generally gained traction during the reporting period.While China’s economy continued to grow at a rapid rate, investors responded negatively when mounting inflationary pressures led the Bank of China to tighten monetary policy, even as central banks in other parts of the world maintained aggressively accommodative stances. Heavier banking reserve requirements, higher short-term interest rates, new property transaction taxes and more stringent ownership restrictions were intended to reduce lending activity and associated inflationary pressures.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

At the same time, to promote sustainable economic growth, Chinese authorities adopted more liberal policies with regard to wage inflation, which has been allowed to rise. Indeed, a new five-year economic plan released in March 2011 contains measures to support consumer spending nationally and reduce income inequities between the eastern and western parts of the country.

These developments triggered a pause in the previously robust advance of China’s stock market. However, B shares priced in U.S. or Hong Kong dollars fared better than A shares denominated in China’s local currency, the yuan. Conversely, Chinese stocks listed on the NASDAQ exchange in the United States suffered declines, on average, when questions arose regarding the accuracy of corporate earnings reports from certain information technology companies.

Emphasis on Industrials, Technology and Financial Sectors

Our sector allocation and security selection strategies proved effective during the reporting period.The fund achieved particularly strong results through overweighted positions and successful stock selections in the industrials, information technology and financials sectors. In the industrials sector, AviChina Industry & Technology gained value as aircraft production increased in a growing economy.Among financial companies, equipment leasing specialist Far East Horizon benefited from leadership in a niche market that performed well. In the technology sector, wireless communications semiconductor maker Spreadtrum Communications gained market share in the 3G handset segment. In other areas, retailer Shanghai Friendship Group announced plans to merge with its parent company, a move that was expected to erase the discount at which the stock previously traded.

Approximately 10% of the fund’s assets were invested in Taiwan’s stock market during the reporting period.These positions generally supported the fund’s relative performance.

Disappointments during the reporting period included underweighted exposure to the energy sector, which prevented the fund from participating more fully in the effects of surging commodity prices. In addition, in the consumer staples sector, milk producer Feihe International suffered amid an industry-wide contamination scandal, and the company proved unable to pass along rising input costs to consumers.Advertising agency

4

Visionchina Media was hurt by accounting concerns and problems integrating a recent acquisition.

Positioned for Stronger Consumer Spending

Although inflationary pressures remain a concern in China, we believe there are renewed signs of strength among Chinese stocks as corporate earnings have remained strong and valuations have reached more attractive levels. Over the longer term, we believe that Chinese companies should continue to enjoy strong business fundamentals.We are especially optimistic about the consumer staples, consumer discretionary and information technology sectors, where rising disposable incomes appear likely to fuel higher revenues and earnings.We are less optimistic regarding banks, property-related businesses and other financial companies in the longer term due to excessive monetization in the banking system as measured by M2/GDP. In our judgment, these strategies position the fund well as China’s economic cycle moves to a more mature phase.

May 16, 2011

Emerging markets, such as those of China and Taiwan, tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.The securities of companies located in emerging markets are often subject to rapid and large changes in price.An investment in this fund should be considered only as a supplement to a complete investment program.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging market countries.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: BLOOMBERG L.P. – Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Hang Seng Index is a free-float capitalization-weighted index of
36 companies that represents approximately 66% of the total market cap of the Stock Exchange of Hong Kong. Index components are capped at 25% and divided into four sub-indexes. Return quoted is in U.S. dollars. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Greater China Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$9.08	$12.89	$12.74	$7.62
Ending value (after expenses)	$1,034.90	$1,030.70	$1,030.80	$1,036.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$9.00	$12.77	$12.62	$7.55
Ending value (after expenses)	$1,015.87	$1,012.10	$1,012.25	$1,017.31

† Expenses are equal to the fund’s annualized expense ratio of 1.80% for Class A, 2.56% for Class B, 2.53% for
Class C and 1.51% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—93.4%	Shares	Value ($)
China—61.2%
AsiaInfo-Linkage	1,364,910[a]	25,796,799
AviChina Industry & Technology, Cl. H	94,942,000[a]	59,168,747
Beijing Capital Land, Cl. H	66,334,000	22,719,902
Bengang Steel Plates, Cl. B	52,237,245[b]	30,671,410
Changfeng Axle China	6,243,000[a]	3,127,027
China Automation Group	28,868,000	25,276,343
China International Marine Containers Group, Cl. B	7,840,378	16,768,541
China National Materials, Cl. H	46,900,000	46,197,972
China Pacific Insurance Group, Cl. H	3,606,000	15,577,827
ChinaSoft International	14,670,000[a]	3,607,880
Chongqing Changan Automobile, Cl. B	11,589,567	9,550,713
Chongqing Machinery & Electric, Cl. H	48,070,000	17,207,095
Dalian Refrigeration, Cl. B	16,238,818	14,113,893
Feihe International	1,038,563[a]	11,091,853
Hangzhou Steam Turbine, Cl. B	5,295,488	11,209,763
Hilong Holding	30,727,000	9,653,807
Hollysys Automation Technologies	431,938[a]	5,187,575
Hunan Non-Ferrous Metal, Cl. H	89,948,000[a]	39,146,852
Inspur International	194,955,000[c]	14,308,624
LDK Solar, ADR	1,452,906[a]	16,781,064
Lianhua Supermarket Holdings, Cl. H	1,533,000	6,237,605
Mindray Medical International, ADR	410,226	10,965,341
RDA Microelectronics, ADR	23,300	306,395
Shanghai Baosight Software, Cl. B	4,997,664	10,195,235
Shanghai Friendship Group, Cl. B	22,240,801	45,193,308
Spreadtrum Communications, ADR	2,261,946[a]	48,405,644
Travelsky Technology, Cl. H	22,357,000	22,569,307
Visionchina Media, ADR	4,187,182[a]	18,004,883
Xinjiang Xinxin Mining Industry, Cl. H	40,621,000	24,530,821
Yanzhou Coal Mining, Cl. H	1,190,000	4,642,781
		588,215,007
Hong Kong—24.2%
China Agri-Industries Holdings	10,599,000	12,091,697
China Foods	20,798,000	14,541,528
China Minsheng Banking, Cl. H	4,356,000	4,178,619

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
CIMC Enric Holdings	46,546,000[a,c]	18,040,040
CITIC Pacific	6,589,000	19,683,219
Digital China Holdings	9,800,000	19,054,241
Dynasty Fine Wines Group	26,151,000	9,057,935
Far East Horizon	17,004,000	19,136,000
Ju Teng International Holdings	1,611,000	531,036
Kingsoft	31,298,000	20,391,808
Lifestyle International Holdings	10,522,000	30,077,373
LK Technology Holdings	47,377,500[a]	17,020,212
Shimao Property Holdings	7,098,500	9,652,041
Truly International Holdings	23,562,000	4,641,862
Zhuzhou CSR Times Electric, Cl. H	8,773,000	34,736,166
		232,833,777
Taiwan—8.0%
Chinatrust Financial Holding	17,208,000	15,772,823
Coretronic	6,086,000	9,307,987
D-Link	9,131,000	8,704,237
Formosa Chemicals & Fibre	2,917,000	11,764,356
HON HAI Precision Industry	4,018,000	15,222,620
KGI Securities	11,628,000	6,090,403
Siliconware Precision Industries	7,337,000	9,786,595
		76,649,021
Total Common Stocks
(cost $685,737,104)		897,697,805
	Number of
Warrants—4.3%	Warrants	Value ($)
China
China XD Electric, Cl. A (5/5/14)	6,508,000[a]	6,808,019
CITIC Securities, Cl. A (5/5/14)	9,927,999[a]	20,235,248
Henan Pinggao Electric, Cl. A (5/5/14)	8,246,247[a]	14,838,297
Total Warrants
(cost $51,951,664)		41,881,564

8

Other Investment—.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,531,000)	5,531,000[d]	5,531,000

Total Investments (cost $743,219,768)	98.3%	945,110,369
Cash and Receivables (Net)	1.7%	16,352,029
Net Assets	100.0%	961,462,398

ADR—American Depository Receipts

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2011, the value of this security amounted to $30,671,410 or 3.2% of net assets.
c Investment in non-controlled affiliates (cost $44,825,143)-See note 1(d).
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Industrial	25.2	Consumer Staples	10.2
Information Technology	24.4	Energy	1.5
Consumer Discretionary	12.5	Health Care	1.1
Financial	11.8	Money Market Investment	.6
Materials	11.0		98.3

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			692,863,625	907,230,705
Affiliated issuers			50,356,143	37,879,664
Cash				2,894,113
Cash denominated in foreign currencies			9,323,995	9,480,705
Receivable for investment securities sold				5,622,080
Dividends and interest receivable				3,403,499
Receivable for shares of Common Stock subscribed				689,693
Prepaid expenses				60,729
				967,261,188
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				1,857,658
Payable for shares of Common Stock redeemed				3,529,975
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				3,501
Interest payable—Note 2				2,983
Accrued expenses				404,673
				5,798,790
Net Assets ($)				961,462,398
Composition of Net Assets ($):
Paid-in capital				691,664,767
Accumulated investment (loss)—net				(6,708,042)
Accumulated net realized gain (loss) on investments				74,456,885
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				202,048,788
Net Assets ($)				961,462,398

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	538,625,628	8,132,999	266,996,621	147,707,150
Shares Outstanding	10,459,866	174,310	5,716,529	2,785,633
Net Asset Value Per Share ($)	51.49	46.66	46.71	53.02

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $413,903 foreign taxes withheld at source):
Unaffiliated issuers	3,358,805
Affiliated issuers	2,420
Total Income	3,361,225
Expenses:
Management fee—Note 3(a)	6,430,126
Shareholder servicing costs—Note 3(c)	1,844,574
Distribution fees—Note 3(b)	1,075,175
Custodian fees—Note 3(c)	447,520
Professional fees	70,711
Prospectus and shareholders’ reports	63,879
Directors’ fees and expenses—Note 3(d)	47,900
Registration fees	40,232
Interest expense—Note 2	12,928
Loan commitment fees—Note 2	8,990
Miscellaneous	29,244
Total Expenses	10,071,279
Less—reduction in fees due to earnings credits—Note 3(c)	(2,012)
Net Expenses	10,069,267
Investment (Loss)—Net	(6,708,042)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	82,060,665
Affiliated issuers	1,980,735
Net realized gain (loss) on forward foreign currency exchange contracts	(64,824)
Net Realized Gain (Loss)	83,976,576
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions:
Unaffiliated issuers	(38,942,832)
Affiliated issuers	(6,511,379)
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(3,501)
Net Unrealized Appreciation (Depreciation)	(45,457,712)
Net Realized and Unrealized Gain (Loss) on Investments	38,518,864
Net Increase in Net Assets Resulting from Operations	31,810,822

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment (loss)—net	(6,708,042)	(7,787,424)
Net realized gain (loss) on investments	83,976,576	84,511,595
Net unrealized appreciation
(depreciation) on investments	(45,457,712)	152,682,426
Net Increase (Decrease) in Net Assets
Resulting from Operations	31,810,822	229,406,597
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A Shares	(15,851,583)	—
Class B Shares	(303,557)	—
Class C Shares	(8,244,961)	—
Class I Shares	(4,289,908)	—
Total Dividends	(28,690,009)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	73,589,991	228,929,922
Class B Shares	101,780	449,262
Class C Shares	22,184,970	64,020,792
Class I Shares	44,274,551	126,866,545
Dividends reinvested:
Class A Shares	14,184,782	—
Class B Shares	241,887	—
Class C Shares	5,297,097	—
Class I Shares	2,303,863	—
Cost of shares redeemed:
Class A Shares	(162,668,096)	(382,993,296)
Class B Shares	(4,130,169)	(14,020,524)
Class C Shares	(44,125,470)	(98,037,702)
Class I Shares	(64,808,347)	(73,887,504)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(113,553,161)	(148,672,505)
Total Increase (Decrease) in Net Assets	(110,432,348)	80,734,092
Net Assets ($):
Beginning of Period	1,071,894,746	991,160,654
End of Period	961,462,398	1,071,894,746
Accumulated investment (loss)—net	(6,708,042)	—

12

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class Aa
Shares sold	1,427,224	5,128,168
Shares issued for dividends reinvested	280,903	—
Shares redeemed	(3,196,806)	(8,903,329)
Net Increase (Decrease) in Shares Outstanding	(1,488,679)	(3,775,161)
Class Ba
Shares sold	2,210	11,247
Shares issued for dividends reinvested	5,271	—
Shares redeemed	(88,334)	(344,754)
Net Increase (Decrease) in Shares Outstanding	(80,853)	(333,507)
Class C
Shares sold	471,381	1,546,833
Shares issued for dividends reinvested	115,329	—
Shares redeemed	(955,805)	(2,465,655)
Net Increase (Decrease) in Shares Outstanding	(369,095)	(918,822)
Class I
Shares sold	842,824	2,849,360
Shares issued for dividends reinvested	44,348	—
Shares redeemed	(1,255,758)	(1,664,621)
Net Increase (Decrease) in Shares Outstanding	(368,586)	1,184,739

a During the period ended April 30, 2011, 31,750 Class B shares representing $1,488,343 were automatically converted to 28,869 Class A shares and during the period ended October 31, 2010, 128,039 Class B shares representing $5,229,059 were automatically converted to 117,403 Class A shares.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2011			Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	51.10	40.09	15.93	67.93	31.02	19.32
Investment Operations:
Investment income (loss)—net[a] (.29)		(.27)	(.10)	(.00)[b]	(.12)	.12
Net realized and unrealized
gain (loss) on investments	2.03	11.26	24.22	(43.59)	41.61	11.59
Total from
Investment Operations	1.74	10.99	24.12	(43.59)	41.49	11.71
Distributions:
Dividends from
investment income—net	—	—	—	—	(.45)	(.01)
Dividends from net realized
gain on investments	(1.36)	—	—	(8.41)	(4.13)	—
Total Distributions	(1.36)	—	—	(8.41)	(4.58)	(.01)
Proceeds from
redemption fees	.01	.02	.04	—	—	—
Net asset value, end of period	51.49	51.10	40.09	15.93	67.93	31.02
Total Return (%)[c]	3.49[d]	27.43	151.88	(72.40)	148.75	60.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80[e]	1.89	1.95	1.95	1.77	1.92
Ratio of net expenses
to average net assets	1.80[e]	1.89	1.94	1.94	1.75	1.88
Ratio of net investment income
(loss) to average net assets	(1.15)[e]	(.60)	(.33)	(.01)	(.26)	.44
Portfolio Turnover Rate	16.51[d]	71.53	75.14	66.07	106.59	188.08
Net Assets, end of period
($ x 1,000)	538,626	610,538	630,399	157,682	1,008,291	165,363

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.

See notes to financial statements.

14

Six Months Ended
April 30, 2011			Year Ended October 31,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	46.61	36.86	14.77	64.18	29.53	18.53
Investment Operations:
Investment (loss)—net[a]	(.44)	(.59)	(.30)	(.24)	(.50)	(.14)
Net realized and unrealized
gain (loss) on investments	1.84	10.32	22.39	(40.76)	39.50	11.14
Total from Investment Operations	1.40	9.73	22.09	(41.00)	39.00	11.00
Distributions:
Dividends from
investment income—net	—	—	—	—	(.22)	—
Dividends from net realized
gain on investments	(1.36)	—	—	(8.41)	(4.13)	—
Total Distributions	(1.36)	—	—	(8.41)	(4.35)	—
Proceeds from redemption fees	.01	.02	—	—	—	—
Net asset value, end of period	46.66	46.61	36.86	14.77	64.18	29.53
Total Return (%)[b]	3.07[c]	26.45	149.56	(72.60)	146.79	59.37
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.56[d]	2.60	2.69	2.68	2.58	2.73
Ratio of net expenses
to average net assets	2.56[d]	2.60	2.68	2.67	2.56	2.70
Ratio of net investment (loss)
to average net assets	(1.97)[d]	(1.51)	(1.14)	(.68)	(1.19)	(.55)
Portfolio Turnover Rate	16.51[c]	71.53	75.14	66.07	106.59	188.08
Net Assets, end of period
($ x 1,000)	8,133	11,892	21,696	11,021	60,319	33,402

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2011			Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	46.64	36.86	14.76	64.13	29.56	18.54
Investment Operations:
Investment (loss)—net[a]	(.43)	(.53)	(.31)	(.27)	(.46)	(.11)
Net realized and unrealized
gain (loss) on investments	1.85	10.29	22.40	(40.69)	39.46	11.13
Total from Investment Operations	1.42	9.76	22.09	(40.96)	39.00	11.02
Distributions:
Dividends from
investment income—net	—	—	—	—	(.30)	—
Dividends from net realized
gain on investments	(1.36)	—	—	(8.41)	(4.13)	—
Total Distributions	(1.36)	—	—	(8.41)	(4.43)	—
Proceeds from redemption fees	.01	.02	.01	—	—	—
Net asset value, end of period	46.71	46.64	36.86	14.76	64.13	29.56
Total Return (%)[b]	3.08[c]	26.56	149.73	(72.60)	146.90	59.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.53[d]	2.60	2.69	2.71	2.53	2.69
Ratio of net expenses
to average net assets	2.53[d]	2.60	2.68	2.70	2.51	2.66
Ratio of net investment (loss)
to average net assets	(1.86)[d]	(1.31)	(1.13)	(.74)	(1.03)	(.42)
Portfolio Turnover Rate	16.51[c]	71.53	75.14	66.07	106.59	188.08
Net Assets, end of period
($ x 1,000)	266,997	283,842	258,190	86,643	513,012	86,666

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
April 30, 2011			Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006
Per Share Data ($):
Net asset value,
beginning of period	52.51	41.06	16.27	69.02	31.43	19.56
Investment Operations:
Investment income (loss)—net[b]	(.23)	(.10)	(.03)	.03	.08	.33
Net realized and unrealized
gain (loss) on investments	2.09	11.53	24.81	(44.37)	42.16	11.60
Total from Investment Operations	1.86	11.43	24.78	(44.34)	42.24	11.93
Distributions:
Dividends from
investment income—net	—	—	—	—	(.52)	(.06)
Dividends from net realized
gain on investments	(1.36)	—	—	(8.41)	(4.13)	—
Total Distributions	(1.36)	—	—	(8.41)	(4.65)	(.06)
Proceeds from redemption fees	.01	.02	.01	—	—	—
Net asset value, end of period	53.02	52.51	41.06	16.27	69.02	31.43
Total Return (%)	3.63[c]	27.86	152.43	(72.31)	149.45	61.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[d]	1.56	1.63	1.66	1.49	1.62
Ratio of net expenses
to average net assets	1.51[d]	1.56	1.62	1.65	1.47	1.58
Ratio of net investment income
(loss) to average net assets	(.89)[d]	(.22)	(.09)	.07	.16	1.13
Portfolio Turnover Rate	16.51[c]	71.53	75.14	66.07	106.59	188.08
Net Assets, end of period
($ x 1,000)	147,707	165,622	80,875	24,147	233,751	18,752

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Greater China Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 1 billion shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (400 million shares authorized), Class B (200 million shares authorized), Class C (200 million shares authorized), and Class I (200 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

18

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

20

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	867,026,395	—	30,671,410	897,697,805
Mutual Funds	5,531,000	—	—	5,531,000
Warrants†	41,881,564	—	—	41,881,564
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(3,501)	—	(3,501)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Equity Securities—Foreign ($)
Balance as of 10/31/2010	32,666,453
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	27,818
Net purchases (sales)	—
Transfers in and/or out of Level 3	(2,022,861)
Balance as of 4/30/2011	30,671,410
The amount of total gains (losses) for the
period included in earnings attributable to
the change in unrealized gains (losses) relating
to investments still held at 4/30/2011	27,818

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign

22

exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	10/31/2010	($)	Purchases ($)	Sales ($)	4/30/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	—		77,142,000	71,611,000	5,531,000.6

Issuers in which the fund held 5% or more of the outstanding voting shares are also defined as “affiliated” in the Act. The following summarizes affiliated issuers, excluding investments in other investment companies, during the period ended April 30, 2011:

		Shares
					Dividend	Market
Name of issuer	10/31/2010	Purchases	Sales	4/30/2011	Income ($)	Value ($)
CIMC Enric
Holdings	37,892,000	8,654,000	—	46,546,000	—	18,040,040
Inspur
International	180,055,000 14,900,000		—	194,955,000	—	14,308,624
Spreadtrum
Communications,
ADR†	2,463,415	—	201,469	2,261,946	—	48,405,644
LK Technology
Holdings†	59,187,500	—	11,810,000	47,377,500	—	17,020,212
Visionchina
Media, ADR†	4,187,182	—	—	4,187,182	—	18,004,883

†	No longer affiliated as of April 30, 2011.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is

24

the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a“Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2011, was approximately $1,842,300, with a related weighted average annualized interest rate of 1.42%.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2011, the Distributor retained $129,525 from commissions earned on sales of the fund’s Class A shares and $3,895 and $43,059 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended April 30, 2011, Class B and Class C shares were charged $36,137 and $1,039,038, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A, Class B and Class C shares were charged $722,836, $12,046 and $346,346, respectively, pursuant to the Shareholder Services Plan.

26

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $206,270 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $28,874 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $2,012.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $447,520 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,000,002, Rule 12b-1 distribution plan fees $170,856, shareholder services plan fees $169,966, custodian fees $483,731, chief compliance officer fees $2,481 and transfer agency per account fees $30,622.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2011, redemption fees charged and retained by the fund amounted to $114,341.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2011, amounted to $167,826,390 and $334,835,372, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

28

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

The following summarizes open forward contracts at April 30, 2011:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amount	Proceeds ($)	Value ($) (Depreciation) ($)
Sales;
Hong Kong Dollar,
Expiring 5/3/2011	18,000,000	2,314,220	2,317,721	(3,501)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2011:

Average Market Value ($)
Forward contracts	2,329,863

At April 30, 2011, accumulated net unrealized appreciation on investments was $201,890,601, consisting of $260,093,406 gross unrealized appreciation and $58,202,805 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
India Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
India Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus India Fund, covering the period from the fund’s inception of April 13, 2011, through April 30, 2011, the end of the reporting period.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

2

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus India Fund from April 13, 2011 (commencement of operations) to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the period ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$.98	$1.35	$.86
Ending value (after expenses)	$987.20	$987.20	$987.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the period ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†††	$9.99	$13.71	$8.75
Ending value (after expenses)	$1,014.88	$1,011.16	$1,016.12

†	Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and
1.75% for Class I, multiplied by the average account value over the period, multiplied by 18/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C and Class I shares commenced operations on April 13, 2011, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2010 to April 30, 2011.
†††	Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and
1.75% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund	3

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—97.2%	Shares	Value ($)
India
Bajaj	3,500	44,331
Balrampur Chini Mills	23,510 [a]	39,560
Banco Products India	16,772	28,620
Bata India	10,000	96,327
Biocon	4,768	39,743
Canara Bank	2,776	39,670
Coal India	7,557	64,368
Dhampur Sugar Mills	39,779 [a]	53,261
Engineers India	5,896	38,598
Financial Technologies India	2,569	50,093
Future Capital Holdings	10,979	37,159
Gillette India	2,000	82,932
Godfrey Phillips India	943	43,241
Hawkins Cookers	1,795	44,317
Hinduja Ventures	6,624	40,719
IDBI Bank	19,106	61,987
IFCI	50,000	58,747
Indiabulls Real Estate	20,000 [a]	56,519
Jai Balaji Industries	8,762	38,682
Larsen & Toubro	1,579	56,980
Lumax Industries	3,798	30,762
MARG	13,997	35,044
MOIL	4,426	38,224
Nestle India	717	64,141
NIIT Technologies	9,333	39,726
Novartis India	3,750	62,326
Oracle Financial Services Software	866 [a]	39,592
Parabolic Drugs	38,502	40,579
Pfizer	1,411	43,145
Prime Focus	26,526 [a]	35,636
PTC India Financial Services	80,000	39,172
Punjab & Sind Bank	25,000	62,366

4

Common Stocks (continued)	Shares	Value ($)
India (continued)
Reliance Infrastructure	2,602	38,840
SREI Infrastructure Finance	24,839	29,044
State Bank of India	963	61,084
Symphony	1,232	42,353
Tata Chemicals	7,354	62,309
Tata Motors	2,580	72,172
UCO Bank	22,000	51,971
VIP Industries	2,013	30,884
VST Industries	3,500	66,293
Whirlpool of India	6,152 [a]	39,042
Zodiac Clothing	4,791	41,559
Total Investments (cost $2,108,136)	97.2%	2,082,118
Cash and Receivables (Net)	2.8%	59,631
Net Assets	100.0%	2,141,749

a Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	22.1	Energy	6.6
Financial	19.7	Materials	6.5
Consumer Staples	16.3	Information Technology	6.0
Industrial	9.5	Utilities	1.8
Health Care	8.7		97.2

† Based on net assets.
See notes to financial statements.

The Fund	5

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		2,108,136	2,082,118
Cash			120,997
Receivable for shares of Common Stock subscribed			16,600
Dividends and interest receivable			396
Prepaid expenses			130,643
Due from The Dreyfus Corporation and affiliates—Note 2(c)			30,014
			2,380,768
Liabilities ($):
Payable for investment securities purchased			77,220
Accrued expenses and other liabilities			161,799
			239,019
Net Assets ($)			2,141,749
Composition of Net Assets ($):
Paid-in capital			2,169,242
Accumulated investment (loss)—net			(1,777)
Accumulated net realized gain (loss) on investments			684
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(26,400)
Net Assets ($)			2,141,749

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,151,198	496,884	493,667
Shares Outstanding	93,294	40,282	40,000
Net Asset Value Per Share ($)	12.34	12.34	12.34

See notes to financial statements.

6

STATEMENT OF OPERATIONS
From April 13, 2011 (commencement of operations) to
April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	344
Affiliated issuers	47
Total Income	391
Expenses:
Management fee—Note 2(a)	1,278
Auditing fees	18,821
Legal fees	7,723
Registration fees	4,406
Custodian fees—Note 2(c)	3,000
Shareholder servicing costs—Note 2(c)	524
Prospectus and shareholders’ reports	400
Distribution fees—Note 2(b)	185
Directors’ fees and expenses—Note 2(d)	33
Miscellaneous	1,023
Total Expenses	37,393
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(35,225)
Net Expenses	2,168
Investment (Loss)—Net	(1,777)
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,573)
Net realized gain (loss) on forward foreign currency exchange contracts	3,257
Net Realized Gain (Loss)	684
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(26,400)
Net Realized and Unrealized Gain (Loss) on Investments	(25,716)
Net Decrease in Net Assets Resulting from Operations	(27,493)

See notes to financial statements.

The Fund	7

STATEMENT OF CHANGES IN NET ASSETS
From April 13, 2011 (commencement of operations) to
April 30, 2011 (Unaudited)

Operations ($):
Investment (loss)—net	(1,777)
Net realized gain (loss) on investments	684
Net unrealized appreciation (depreciation) on investments	(26,400)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(27,493)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,165,742
Class C Shares	503,500
Class I Shares	500,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,169,242
Total Increase (Decrease) in Net Assets	2,141,749
Net Assets ($):
Beginning of Period	—
End of Period	2,141,749
Undistributed investment (loss)—net	(1,777)
Capital Share Transactions (Shares):
Class A
Shares sold	93,294
Class C
Shares sold	40,282
Class I
Shares sold	40,000

See notes to financial statements.

8

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from April 13, 2011 (commencement of operations) to April 30, 2011. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment loss—net[a]	(.01)	(.01)	(.01)
Net realized and unrealized
gain (loss) on investments	(.15)	(.15)	(.15)
Total from Investment Operations	(.16)	(.16)	(.16)
Net asset value, end of period	12.34	12.34	12.34
Total Return (%)[b]	(1.28)[c]	(1.28)[c]	(1.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	36.85	36.77	35.79
Ratio of net expenses to average net assets[d]	2.00	2.75	1.75
Ratio of net investment (loss)
to average net assets[d]	(1.62)	(2.37)	(1.37)
Portfolio Turnover Rate	—	—	—
Net Assets, end of period ($ x 1,000)	1,151	497	494

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

The Fund	9

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus India Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund which commenced operations on April 13, 2011.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.The fiscal year end of the fund October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 Class A, 40,000 Class C and 40,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

10

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

12

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	2,082,118	—	—	2,082,118

† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund invests primarily in equity investments in India issuers. Concentration of the investments of the fund in issuers located in a particular country or region will subject the fund to a greater extent, than if investments were less concentrated, to the risks of adverse securities markets, exchange rates, currency restrictions and social, political, regulatory or economic events which may occur in a given country or region.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent

14

basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2012, so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $35, 225 during the period ended April 30, 2011.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $185 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $132 and $62, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $30 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

16

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $3, 000 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $524 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,278, Rule 12b-1 distribution plan fees $185, shareholder services plan fees $194, custodian fees $3,000, chief compliance officer fees $524 and transfer agency per account fees $30, which are offset against an expense reimbursement currently in effect in the amount of $35,225.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2011, there were no redemption fees charged and retained by the fund.

NOTE 3—Securities Transactions:

The aggregate amount of purchases of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2011, amounted to $2,108,136.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At April 30, 2011, there were no forward contracts outstanding.

At April 30, 2011, accumulated net unrealized depreciation on investments was $26,018, consisting of $34,335 gross unrealized appreciation and $60,353 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

18

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Dreyfus
Satellite Alpha Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
15	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Satellite Alpha Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Satellite Alpha Fund, covering the six-month period from November 1, 2010, through April 30, 2011.

Multiple crosscurrents have influenced the global and U.S. economies.A modest slowdown in the middle quarters of 2010 gave way to renewed strength by early 2011.The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in the United States and most of the world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets around the world have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, U.S. equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a double-dip recession.

We expect the U.S. economy to continue to expand at a moderate rate, which generally should be good for stocks. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

May 16, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2010, through April 30, 2011, as provided by Richard B. Hoey,A. Paul Disdier, Christopher E. Sheldon, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2011, Dreyfus Satellite Alpha Fund’s Class A shares produced a total return of 6.30%, Class C shares returned 5.93% and Class I shares returned 6.43%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International (MSCI) World Index (the “Index”), produced a total return of 14.75% for the same period.2 The world’s equity and commodities markets generally rallied over the reporting period as an economic recovery gained momentum, while fixed-income securities mostly lost value amid rising interest rates.The fund’s returns were lower than the MSCI World Index, primarily due to its exposure to global bonds which are not included in the Index’s results.The fund’s exposure to emerging markets equities also dampened performance.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation (Dreyfus) that provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies. The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance and other factors. The Dreyfus Investment Committee will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of April 30, 2011, the fund’s assets were allocated as follows:

Underlying Funds	(%)

Dreyfus Global Absolute Return Fund	33
Dreyfus Inflation Adjusted Securities Fund	17
Dreyfus Global Real Estate Securities Fund	15
Dreyfus Natural Resources Fund	15
Dreyfus International Bond Fund	9
Dreyfus Emerging Markets Debt Local Currency Fund	5
Dreyfus Emerging Markets Fund	3
Dreyfus/The Boston Company
Emerging Markets Core Equity Fund	3

T h e	F u n d	3

DISCUSSION OF FUND PERFORMANCE (continued)

Greater Economic Confidence Fueled a Market Rally

The reporting period began soon after a dramatic upturn in global economic sentiment, which initially was fueled by a new round of quantitative easing of U.S. monetary policy.A more optimistic outlook subsequently was reinforced by better-than-expected economic data in Europe, as well as robust corporate earnings growth across a number of regions and industry groups.

These developments generally drove prices of stocks and commodities higher, while sovereign bonds moved lower.Among global equity markets, mounting inflation worries in the world’s emerging markets prompted investors to turn more of their focus to developed markets in Europe and the United States. Among bonds, corporate-backed securities fared better than government securities in most markets.

The global stock market rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices, and again in March when a devastating earthquake and tsunami in Japan threatened one of the world’s largest economies. However, most stock markets proved resilient, recovering quickly from these setbacks.

Fixed-Income Exposure Dampened Relative Performance

Although the underlying mutual funds in which Dreyfus Satellite Alpha Fund invests participated in the global stock and commodities markets’ gains to a significant degree, the fund’s exposure to global bonds and, to a lesser degree, emerging market equities dampened its relative performance.

As might be expected in an environment of surging commodities prices, Dreyfus Natural Resources Fund provided the greatest positive contribution to the fund’s relative performance. Dreyfus Global Real Estate Securities Fund gained value, primarily on the strength of rising property values in Asia. Dreyfus/The Boston Company Emerging Markets Core Equity Fund also fared relatively well due to its stock selection strategy in the information technology and energy sectors. The greatest laggards for the reporting period were Dreyfus Inflation Protected Securities Fund and Dreyfus Global Absolute Return Fund, which suffered due to general weakness in fixed-income markets.

In January, we responded to deteriorating fixed-income markets by reducing the fund’s exposure to Dreyfus Global Absolute Return Fund and Dreyfus Global Real Estate Securities Fund. We redeployed the proceeds to Dreyfus/The Boston Company Emerging Markets Core Equity Fund, which we regarded as attractively valued. In February, we

4

established a new position in Dreyfus Inflation Protected Securities Fund and shifted some assets from emerging-markets equity investments to Dreyfus Global Absolute Return Fund as inflation concerns intensified in Asia and global bonds became more attractively valued.

Some of the underlying mutual funds employed derivative instruments during the reporting period to implement their investment strategies.

Refocusing on Business Fundamentals

As the economic recovery moves into the middle stages of its cycle, we believe that investors will focus more intently on the fundamentals underlying each asset class and geographic region rather than broader macroeconomic or market developments. Such an environment may be particularly well suited to the bottom-up, research-driven investment processes employed by most of our underlying mutual funds.

May 16, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.
The ability of the fund to achieve its investment goal depends, in part, on the ability of the
Dreyfus Investment Committee to allocate effectively the fund’s assets among the underlying
funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.
Each underlying international equity fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
Because one of the underlying fund’s investments is concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries.The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate.
Because the fund seeks to provide exposure to alternative or non-traditional (i.e., satellite) asset categories or investment strategies, the fund’s performance will be linked to the performance of these highly volatile asset categories and strategies.Accordingly, investors should consider purchasing shares of the fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of fund shares.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1,
2012. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an
unmanaged index of global stock market performance, including the United States, Canada,
Europe,Australia, New Zealand and the Far East.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Satellite Alpha Fund from November 1, 2010 to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$2.92	$6.74	$1.64
Ending value (after expenses)	$1,063.00	$1,059.30	$1,064.30

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$2.86	$6.61	$1.61
Ending value (after expenses)	$1,021.97	$1,018.25	$1,023.21

† Expenses are equal to the fund’s annualized expense ratio of .57% for Class A, 1.32% for Class C and .32%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

6

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Registered Investment Companies—100.2%	Shares	Value ($)
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	2,367[a]	36,379
Dreyfus Emerging Markets Fund, Cl. I	1,353[a]	18,676
Dreyfus Global Absolute Return Fund, Cl. I	18,820 [a,b]	233,180
Dreyfus Global Real Estate Securities Fund, Cl. I	13,990 [a]	110,099
Dreyfus Inflation Adjusted Securities Fund,
Institutional Shares	9,376[a]	124,133
Dreyfus International Bond Fund, Cl. I	3,899[a]	67,421
Dreyfus Natural Resources Fund, Cl. I	3,370[a,b]	104,920
Dreyfus/The Boston Company
Emerging Markets Core Equity Fund, Cl. I	625[a]	19,182

Total Investments (cost $637,672)	100.2%	713,990
Liabilities, Less Cash and Receivables	(.2%)	(1,618)
Net Assets	100.0%	712,372

a	Investment in affiliated mutual fund.
b	Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Mutual Funds: Foreign	68.1	Mutual Funds: Domestic	32.1
			100.2
† Based on net assets.
See notes to financial statements.

The Fund	7

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments		637,672	713,990
Cash			29,911
Receivable for shares of Common Stock subscribed			600
Prepaid expenses			19,582
Due from The Dreyfus Corporation and affiliates—Note 2(c)			7,064
			771,147
Liabilities ($):
Accrued expenses			58,775
Net Assets ($)			712,372
Composition of Net Assets ($):
Paid-in capital			629,600
Accumulated distributions in excess of investment income—net			(1,547)
Accumulated net realized gain (loss) on investments			8,001
Accumulated net unrealized appreciation (depreciation)
on investments in affiliated issuers			76,318
Net Assets ($)			712,372

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	508,245	121,001	83,126
Shares Outstanding	31,604	7,569	5,157
Net Asset Value Per Share ($)	16.08	15.99	16.12

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	6,537
Expenses:
Registration fees	28,623
Auditing fees	17,505
Prospectus and shareholders’ reports	5,294
Shareholder servicing costs—Note 2(c)	1,518
Custodian fees—Note 2(c)	693
Distribution fees—Note 2(b)	372
Directors’ fees and expenses—Note 2(d)	153
Legal fees	12
Miscellaneous	6,215
Total Expenses	60,385
Less—reduction in expenses due to undertaking—Note 2(a)	(58,520)
Less—reduction in fees due to earnings credits—Note 2(c)	(1)
Net Expenses	1,864
Investment Income—Net	4,673
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments in affiliated issuers	3,111
Capital gain distributions from affiliated issuers	9,465
Net Realized Gain (Loss)	12,576
Net unrealized appreciation (depreciation) on investments in affiliated issuers	20,429
Net Realized and Unrealized Gain (Loss) on Investments	33,005
Net Increase in Net Assets Resulting from Operations	37,678

See notes to financial statements.

The Fund	9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Operations ($):
Investment income—net	4,673	5,262
Net realized gain (loss) on
investments in affiliated issuers	12,576	(3,937)
Net unrealized appreciation (depreciation)
on investments in affiliated issuers	20,429	36,155
Net Increase (Decrease) in Net Assets
Resulting from Operations	37,678	37,480
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(8,624)	(12)
Class C Shares	(1,516)	—
Class I Shares	(2,189)	(122)
Net realized gain on investments:
Class A Shares	—	(35)
Class C Shares	—	(15)
Class I Shares	—	(46)
Total Dividends	(12,329)	(230)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	293,360	10,015
Class C Shares	32,438	5,250
Class I Shares	7,400	178,433
Dividends reinvested:
Class A Shares	5,437	47
Class C Shares	404	15
Class I Shares	511	56
Cost of shares redeemed:
Class A Shares	(705)	(14)
Class C Shares	(14)	—
Class I Shares	(42,998)	(129,753)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	295,833	64,049
Total Increase (Decrease) in Net Assets	321,182	101,299
Net Assets ($):
Beginning of Period	391,190	289,891
End of Period	712,372	391,190
Undistributed (distributions in excess of)
investment income—net	(1,547)	6,109

10

	Six Months Ended
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Capital Share Transactions:
Class A
Shares sold	18,918	690
Shares issued for dividends reinvested	355	3
Shares redeemed	(45)	(1)
Net Increase (Decrease) in Shares Outstanding	19,228	692
Class C
Shares sold	2,091	378
Shares issued for dividends reinvested	26	1
Shares redeemed	(1)	—
Net Increase (Decrease) in Shares Outstanding	2,116	379
Class I
Shares sold	474	12,361
Shares issued for dividends reinvested	34	4
Shares redeemed	(2,770)	(9,125)
Net Increase (Decrease) in Shares Outstanding	(2,262)	3,240

See notes to financial statements.

The Fund	11

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class A Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.51	13.85	12.50
Investment Operations:
Investment income—net[b]	.13	.18	.00[c]
Net realized and unrealized
gain (loss) on investments	.84	1.48	1.35
Total from Investment Operations	.97	1.66	1.35
Distributions:
Dividends from investment income—net	(.40)	(.00)[c]	—
Dividends from net realized gain on investments	—	(.00)[c]	—
Total Distributions	(.40)	(.00)[c]	—
Net asset value, end of period	16.08	15.51	13.85
Total Return (%)[d]	6.30[e]	12.09	10.80[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	21.35[g]	37.30	100.93[g]
Ratio of net expenses to average net assets[f]	.57[g]	.53	.50[g]
Ratio of net investment income
to average net assets[f]	1.67[g]	1.24	.08[g]
Portfolio Turnover Rate	20.55[e]	56.19	4.35[e]
Net Assets, end of period ($ x 1,000)	508	192	162

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Amounts do not include the activity of the underlying funds.
g	Annualized.

See notes to financial statements.

12

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class C Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.36	13.82	12.50
Investment Operations:
Investment income (loss)—net[b]	.09	.07	(.03)
Net realized and unrealized
gain (loss) on investments	.82	1.47	1.35
Total from Investment Operations	.91	1.54	1.32
Distributions:
Dividends from investment income—net	(.28)	(00)[c]	—
Net asset value, end of period	15.99	15.36	13.82
Total Return (%)[d]	5.93[e]	11.24	10.56[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	22.03[g]	37.80	104.02[g]
Ratio of net expenses to average net assets[f]	1.32[g]	1.28	1.25[g]
Ratio of net investment income
(loss) to average net assets[f]	1.09[g]	.48	(.67)[g]
Portfolio Turnover Rate	20.55[e]	56.19	4.35[e]
Net Assets, end of period ($ x 1,000)	121	84	70

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Amounts do not include the activity of the underlying funds.
g	Annualized.

See notes to financial statements.

The Fund	13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2011	Year Ended October 31,
Class I Shares	(Unaudited)	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.56	13.86	12.50
Investment Operations:
Investment income—net[b]	.17	.34	.01
Net realized and unrealized
gain (loss) on investments	.81	1.37	1.35
Total from Investment Operations	.98	1.71	1.36
Distributions:
Dividends from investment income—net	(.42)	(.01)	—
Dividends from net realized gain on investments	—	(.00)[c]	—
Total Distributions	(.42)	(.01)	—
Net asset value, end of period	16.12	15.56	13.86
Total Return (%)	6.43[d]	12.35	10.88[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	21.19[f]	37.32	106.59[f]
Ratio of net expenses to average net assets[e]	.32[f]	.28	.25[f]
Ratio of net investment income
to average net assets[e]	2.24[f]	2.20	.34[f]
Portfolio Turnover Rate	20.55[d]	56.19	4.35[d]
Net Assets, end of period ($ x 1,000)	83	115	58

a	From July 15, 2009 (commencement of operations) to October 31, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Amounts do not include the acitivity of the underlying funds.
f	Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Satellite Alpha Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund.The fund’s investment objective is to seek long-term capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,002 Class A, 4,001 Class C and 4,003 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

16

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Mutual Funds	713,990	—	—	713,990

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2011 were as follows:

Affiliated
Investment	Value
Company	10/31/2010	($)	Purchases ($)	Sales ($)	Dividends ($)
Dreyfus Emerging
Markets Debt
Local Currency
Fund, Cl. I	47,106		31,673	42,834	1,111
Dreyfus Emerging
Markets Fund, Cl. I	—		18,313	407	76
Dreyfus Global
Absolute Return
Fund, Cl. I	117,020		129,436	10,110	7,589
Dreyfus Global
Real Estate
Securities Fund, Cl. I	65,855		46,104	7,427	3,381
Dreyfus Inflation Adjusted
Securities Fund,
Institutional Shares	54,812		70,599	2,638	1,706
Dreyfus International
Bond Fund Cl. I	36,588		31,844	1,631	2,139
Dreyfus Natural
Resources Fund, Cl. I	50,763		38,617	2,122	—
Dreyfus/The Boston
Company Emerging
Markets Core Equity
Fund, Cl. I	—		44,543	25,598	—
Emerging Markets
Opportunity
Fund, Cl. I	21,564		1,084	22,704	—
Total	393,708		412,213	115,471	16,002

18

		Net
Affiliated		Unrealized
Investment	Net Realized	Appreciation	Value		Net
Company	Gain (Loss) ($)	(Depreciation) ($)	4/30/2011	($)	Assets (%)
Dreyfus Emerging
Markets Debt Local
Currency Fund, Cl. I	436	(2)	36,379		5.1
Dreyfus Emerging
Markets Fund, Cl. I	(3)	773	18,676		2.6
Dreyfus Global Absolute
Return Fund, Cl. I	(483)	(2,683)	233,180		32.7
Dreyfus Global Real
Estate Securities
Fund, Cl. I	(98)	5,665	110,099		15.5
Dreyfus Inflation Adjusted
Securities Fund,
Institutional Shares	(116)	1,476	124,133		17.4
Dreyfus International
Bond Fund Cl. I	(119)	739	67,421		9.5
Dreyfus Natural
Resources Fund, Cl. I	25	17,637	104,920		14.7
Dreyfus/The Boston
Company Emerging
Markets Core Equity
Fund, Cl. I	(1,493)	1,730	19,182		2.7
Emerging Markets
Opportunity Fund, Cl. L	4,962	(4,906)	—		—
Total	3,111	20,429	713,990		100.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in two-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $4,149 available to be applied against future net securities profits, if any, realized subsequent to October 31, 2010. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2010 was as follows: ordinary income $230. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, there is no management fee paid to the Manager. The fund invests in other mutual funds advised by the Manager. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value.

The Manager has contractually agreed, until March 1, 2012, to assume the expenses of the fund so that the total annual fund and underlying fund’s operating expenses of none of the classes (excluding Rule 12b-1

20

fees, shareholder services fees, taxes, interest, brokerage commissions and extraordinary expenses) exceed 1.35% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $58,520 during the period ended April 30, 2011.

During the period ended April 30, 2011, the Distributor retained $742 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $372 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $467 and $124, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $480 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended April 30, 2011, the fund was charged $18 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $1.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $693 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Rule 12b-1 distribution plan fees $73, shareholder services plan fees $127, custodian fees $600, chief compliance officer fees $2,481, other expenses $5 and transfer agency per account fees $37, which are offset against an expense reimbursement currently in effect in the amount of $10,387.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTE 3—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2011, amounted to $412,213 and $115,471, respectively.

At April 30, 2011, accumulated net unrealized appreciation on investments was $76,318, consisting of gross unrealized appreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	23

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	June 13, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	June 13, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)